UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5968

John Hancock Tax-Free Bond Trust
(Exact name of registrant as specified in charter)

101 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)

Susan S. Newton, Secretary
101 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-375-1702

Date of fiscal year end:      August 31

Date of reporting period:     August 31, 2004

ITEM 1.  REPORT TO SHAREHOLDERS.

JOHN HANCOCK
Tax-Free
Bond Fund

8.31.2004

Annual Report

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of James A. Shepherdon, Chairman, President and Chief Executive Officer, flush left next to first paragraph.]

CEO CORNER

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund's investments
page 10

Financial statements
page 23

Trustees & officers
page 38

For more information
page 41


Dear Fellow Shareholders,

I am pleased to be writing to you as Chairman, President and Chief Executive Officer of John Hancock Funds, LLC.

As you may know, John Hancock Financial Services, Inc. -- the parent company of John Hancock Funds -- was acquired by Manulife Financial Corporation on April 28, 2004. Although this change has no impact on the mutual funds you have invested in, it did bring with it some changes in the executive-level management of John Hancock Funds. Specifically, Maureen Ford Goldfarb has decided to step down as Chairman, President and Chief Executive Officer of John Hancock Funds, LLC in order to pursue personal interests, and I was named her replacement. Since her appointment in January 2000, Maureen has provided John Hancock Funds with strong leadership and steady guidance through several years of extremely turbulent market and industry conditions.

Additionally, on May 12, 2004, your fund's Board of Trustees appointed me to the roles of Trustee, President and Chief Executive Officer of your fund. On June 15, 2004, the board also appointed Charles L. Ladner as independent Chairman of the Board of Trustees, a position previously held by Ms. Goldfarb. This appointment came in advance of new SEC regulations requiring all mutual funds to have independent chairmen.

As to our backgrounds, I have been in the investment business for over 25 years, most recently as President of Retirement Services at John Hancock Financial Services. My responsibilities included developing and directing the sale of John Hancock's variable and fixed annuity products through a diverse distribution network of banks and broker-dealers -- including wirehouses, regional brokerage houses and financial planners.

Mr. Ladner has served as an independent member of John Hancock Funds' Board of Trustees since 1992 and formerly held the position of Senior Vice President and Chief Financial Officer of UGI Corporation, a public utility holding company in Valley Forge, PA, until his retirement in 1998. He brings a wealth of knowledge, experience and leadership and we are delighted to have him serve as Chairman.

Although there has been change in executive-level management, the one thing that never wavers is John Hancock Funds' commitment to placing the needs of our shareholders above all else. We are all dedicated to the task of working with you and your financial advisor to help you reach your long-term financial goals.

Sincerely,

/S/ JAMES A. SHEPHERDSON

James A. Shepherdson,
Chief Executive Officer

This commentary reflects the CEO's views as of August 31, 2004. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks a
high level of
interest income
exempt from federal
income taxes as is
consistent with
preservation of
capital by normally
investing at least
80% of its assets in
tax-exempt debt
obligations of any
maturity.

Over the last twelve months

* Despite an improving economic environment, municipal bonds performed well, outpacing the broad taxable bond market.

* The Fund's emphasis on individual security selection helped it outperform its benchmark index and peer group average.

* Tobacco-related municipal bonds and general obligation bonds contributed favorably to Fund performance.

[Bar chart with heading "John Hancock Tax-Free Bond Fund." Under the heading is a note that reads "Fund performance for the year ended August 31, 2004." The chart is scaled in increments of 5% with 0% at the bottom and 10% at the top. The first bar represents the 7.70% total return for Class A. The second bar represents the 6.89% total return for Class B. The third bar represents the 6.89% total return for Class C. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested."]

Top 10 holdings

 4.3%   Foothill/Eastern Transportation Corridor Agency,
        1-1-16, 6.000%
 3.5%   Foothill/Eastern Transportation Corridor Agency, 1-1-19, Zero
 3.5%   Puerto Rico, Commonwealth of, 7-1-11, 9.870%
 3.3%   Puerto Rico Highway and Transportation Auth.,
        1-1-08, 10.095%
 3.0%   Madera, County of, 3-15-15, 6.500%
 1.9%   San Bernardino, County of, 8-1-17, 5.500%
 1.9%   Clark, County of, 12-1-33, 6.500%
 1.6%   Port Auth. of New York and New Jersey, 10-1-19, 6.750%
 1.6%   San Joaquin Hills Transportation Corridor Agency, 1-15-17, Zero
 1.6%   Puerto Rico Aqueduct and Sewer Auth., 7-1-11, 10.220%

As a percentage of net assets on August 31, 2004.

BY JAMES T. COLBY, III, AND DIANNE SALES, CFA, PORTFOLIO MANAGERS

MANAGERS'
REPORT

JOHN HANCOCK
Tax-Free Bond Fund

U.S. bonds, including municipal bonds, posted favorable returns for the year ended August 31, 2004. Most of the positive performance in the bond market occurred during the first half of the period. Despite evidence of a burgeoning economic recovery -- including the strongest quarter of U.S. economic growth in nearly 20 years -- bond prices rose and yields fell thanks to anemic job growth and the Federal Reserve's stable interest rate policy.

However, April brought the strongest monthly employment report in nearly four years, and job growth remained healthy in the subsequent two months. As a result, bond yields reversed course, rising to their highest levels in two years by the middle of June. The Fed followed with two short-term interest rate hikes in late June and August -- boosting the federal funds rate from 1% to 1.5% -- that were consistent with the Fed's stated plan to raise rates at a "measured" pace. This brought some comfort to the bond market, as did signs that economic growth was moderating. Consequently, yields declined during the last two months of the period, ending up about where they were in early 2004.

"U.S. bonds, including
 municipal bonds, posted
 favorable returns for the year
 ended August 31, 2004."

Municipal bonds outperformed the broad taxable bond market during the one-year period. During the past three years, state and local governments have struggled with severe budget deficits, which, coupled with lower interest rates, led to record issuance in the municipal bond market. Over the last 12 months, however, the economic recovery has provided a lift to tax revenues, which helped many states and municipalities re-establish balanced budgets and improve their overall credit quality. The better financial situation has reduced the need for both deficit and capital spending, resulting in a substantial decline in municipal bond issuance -- down 25% from 2003's record levels.

Fund performance

For the year ended August 31, 2004, John Hancock Tax-Free Bond Fund's Class A, Class B and Class C shares posted total returns of 7.70%, 6.89% and 6.89%, respectively, at net asset value. The average general municipal debt fund returned 6.44%, according to Lipper, Inc.1, while the return of the Lehman Brothers Municipal Bond Index was 7.11%. Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance information.

[Photos of James T. Colby and Dianne Sales flush right next to first paragraph.]

The Fund's outperformance of its Lipper group and benchmark index resulted from the successful execution of our management strategy over the past year. The key elements of this strategy included lowering the portfolio's interest rate sensitivity, maintaining an above-average yield, and continuing our emphasis on credit research and individual security selection.

Tobacco and GO bonds shine

Although every sector in the portfolio posted positive results, the best performers by a wide margin were tobacco-related municipal bonds. These securities, which are backed by the proceeds from a legal settlement between 46 states and the major tobacco companies, often react sharply to court decisions on pending litigation, and the outcomes over the past year were generally positive. Although litigation remains a risk, we believe that these bonds provide more than adequate compensation for this risk, and we intend to maintain a position in tobacco bonds.

"Although every sector in the
 portfolio posted positive results,
 the best performers by a wide
 margin were tobacco-related
 municipal bonds."

The portfolio's general obligation (GO) bonds also fared well, posting double-digit gains. At the beginning of the period, we held fewer GOs in the portfolio because the general outlook for state credit quality was negative. However, as GO bonds declined in value, we took advantage of the lower prices to add to our holdings. Although we bought GOs issued by several states, our most substantial purchases -- and top performers -- were from

California, including part of the $15 billion in recovery bonds issued by the state in early May.

[Table at top left-hand side of page entitled "Top five industry groups 2." The first listing is Transportation 20%, the second is Health 15%, the third is Electric 11%, the fourth is Industrial development 9% and the fifth is General obligation 9%.]

Infrastructure bonds boost results

Other sectors that contributed favorably to portfolio performance included essential services and transportation. Municipal bonds backed by essential services, such as water and sewer, have fairly stable revenue streams, and these securities were in high demand, especially when general tax revenues slumped.

The portfolio's best individual performer came from the transportation sector. Bonds backed by tolls from the Pocahontas Parkway in Virginia produced a hefty return during the one-year period. Revenues generated by the toll road had been disappointing, but the bonds rose sharply in value amid improved traffic and renewed expectations of higher revenues going forward.

Reining in volatility

The primary structural change we made to the portfolio over the past year was to reduce interest rate sensitivity. Our goals were less volatility, more stable returns and protection against rising interest rates. To accomplish this, we sold some of the portfolio's securities that have the greatest sensitivity to interest rates. These securities included long-term bonds, which served the portfolio well when rates were declining but would suffer the most in a rising interest rate environment, and bonds selling at significant discounts.

[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 8-31-04." From top to bottom: Revenue bonds 90%, General obligation bonds 9% and Other 1%.]

Outlook

The bond market faces a challenging environment. Despite recent evidence of moderating economic growth, we believe the underlying strength of the economy remains intact. The Fed is expected to continue raising short-term interest rates in the coming months, albeit at a gradual pace. These factors are likely to put upward pressure on bond yields going forward.

[Table at top of page entitled "Scorecard." The header for the left column is "Investment" and the header for the right column is "Period's performance...and what's behind the numbers." The first listing is Tobacco-related bonds followed by an up arrow with the phrase "Benefited from favorable litigation rulings." The second listing is General obligation bonds followed by an up arrow with the phrase "Rebounded as economic recovery boosted tax revenues." The third listing is Essential services bonds followed by an up arrow with the phrase "Stable revenues."]

Nonetheless, our outlook for the municipal bond market is favorable. Long-term municipal bonds currently offer yields that are 90%-95% of Treasury bond yields -- a historically high percentage. As a result, municipal bonds are likely to hold up better than their taxable counterparts in a rising rate environment. In addition, we expect the rebound in tax revenues and credit quality to continue, providing a further boost to the municipal market.

"...we expect the rebound in tax
 revenues and credit quality to
 continue, providing a further boost
 to the municipal market."

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. The managers' statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 Source: J.J. Kenny.

A LOOK AT
PERFORMANCE

For the period ended
August 31, 2004

                              Class A      Class B      Class C
Inception date                 1-5-90     12-31-91       4-1-99

Average annual returns with maximum sales charge (POP)
One year                         2.84%        1.89%        5.89%
Five years                       4.12         3.97         4.25
Ten years                        5.13         5.00           --
Since inception                    --           --         3.36

Cumulative total returns with maximum sales charge (POP)
One year                         2.84         1.89         5.89
Five years                      22.37        21.48        23.15
Ten years                       64.91        62.84           --
Since inception                    --           --        19.63

SEC 30-day yield as of August 31, 2004
                                 4.39%        3.85%        3.85%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.50% and Class C shares of 1% (eliminated effective July 15, 2004), and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please note that a portion of the Fund's income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.

GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Lehman Brothers Municipal Bond Index.

                                          Lehman
                                        Brothers
             Cum Value    Cum Value    Municipal
               of $10K      of $10K         Bond
Plot Date     (No Load)     (W/Load)       Index
8-31-94        $10,000      $ 9,500      $10,000
9-30-94          9,779        9,335        9,853
2-28-95         10,213        9,749       10,281
8-31-95         10,673       10,189       10,886
2-29-96         11,381       10,864       11,416
8-31-96         11,401       10,884       11,457
2-28-97         11,956       11,414       12,045
8-31-97         12,478       11,911       12,516
2-28-98         13,203       12,604       13,146
8-31-98         13,607       12,989       13,598
2-28-99         13,828       13,201       13,954
8-31-99         13,480       12,868       13,676
2-29-00         13,351       12,745       13,644
8-31-00         14,166       13,523       14,587
2-28-01         14,801       14,130       15,350
8-31-01         15,567       14,861       16,079
2-28-02         15,430       14,730       16,399
8-31-02         15,930       15,207       17,083
2-28-03         16,227       15,491       17,657
8-31-03         16,042       15,314       17,619
2-29-04         17,256       16,473       18,768
8-31-04         17,274       16,491       18,871

[Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents the Lehman Brothers Municipal Bond Index and is equal to $18,871 as of August 31, 2004. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Tax-Free Bond Fund, without sales charge (NAV), and is equal to $17,274 as of August 31, 2004. The third line represents the value of the same hypothetical investment made in the John Hancock Tax-Free Bond Fund, with maximum sales charge (POP), and is equal to $16,491 as of August 31, 2004.]

                                    Class B 1    Class C 1
Period beginning                    8-31-94       4-1-99
Without sales charge                $16,284      $11,963
With maximum sales charge            16,284       11,963
Index                                18,871       13,505

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, respectively, as of August 31, 2004. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Lehman Brothers Municipal Bond Index is an unmanaged index that includes municipal bonds and is commonly used as a measure of bond performance. It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

YOUR
EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

* Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

* Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund's actual ongoing operating expenses, and is based on your fund's actual return. It assumes an account value of $1,000.00 on February 29, 2004, with the same investment held until August 31, 2004.

Account value                               Expenses paid
$1,000.00              Ending value         during period
on 2-29-04              on 8-31-04          ended 8-31-04 1
-----------------------------------------------------------
Class A                  $1,001.20                  $4.77
Class B                     997.40                   8.53
Class C                     997.40                   8.52

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2004 by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

 --                                --      --              --
| My account value  /                |    | "expenses paid"  |      My
|                  / $1,000.00 = 8.6 | X $|                  | =  actual
|    $8,600.00    /                  |    |    from table    |   expenses
 --                                --      --              --

Hypothetical example for comparison purposes

This table allows you to compare your fund's ongoing operating expenses with those of any other fund. It provides an example of the Fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annual return before expenses (which is not your fund's actual return). It assumes an account value of $1,000.00 on February 29, 2004, with the same investment held until August 31, 2004. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value                               Expenses paid
$1,000.00              Ending value         during period
on 2-29-04              on 8-31-04          ended 8-31-04 1
-----------------------------------------------------------
Class A                  $1,020.37                  $4.82
Class B                   1,016.59                   8.62
Class C                   1,016.60                   8.60

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 0.95%, 1.70% and 1.70% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365 or 366] (to reflect the one-half year period).

FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
August 31, 2004

This schedule has one main category, tax-exempt long-term bonds, which is broken down by state or territory. Under each state or territory is a list of securities owned by the Fund.


                                              Interest     Maturity    Credit     Par value
State, issuer, description                        rate     date        rating (A)     (000)         Value
Tax-exempt long-term bonds 98.70%                                                            $530,934,103
(Cost $484,441,643)

Arizona 1.45%                                                                                   7,794,639
Arizona Health Facilities Auth,
Rev Ref Phoenix Memorial Hosp (G) (H)            8.200%    06-01-21    D             $2,150        64,500
Maricopa County Industrial
Development Auth,
Rev Mtg Back Secs Prog Ser 1998B                 6.200     12-01-30    Aaa            1,710     1,804,529
Maricopa County Pollution Control Corp,
Rev Ref El Paso Elec Co Ser 1985A                6.375     08-01-15    BBB-           2,500     2,575,200
Navajo County Industrial Development Auth,
Rev Stone Container Corp Proj (G)                7.200     06-01-27    B              1,000     1,005,410
Phoenix Civic Improvement Corp,
Rev Wastewater Sys Jr Lien                       6.000     07-01-24    AAA            2,000     2,345,000

Arkansas 0.19%                                                                                  1,009,430
Northwest Regional Airport Auth,
Rev Ref Airport Sys                              5.250     02-01-23    A              1,000     1,009,430

California 21.11%                                                                             113,567,982
California, State of,
Gen Oblig Unltd                                  5.125     04-01-23    BBB            2,000     2,088,440
Gen Oblig Unltd                                  5.250     11-01-17    BBB            2,000     2,185,340
Gen Oblig Unltd                                  5.250     11-01-18    BBB            3,000     3,258,840
Foothill/Eastern Transportation
Corridor Agency,
Rev Ref Toll Rd Cap Apprec                        Zero     01-15-25    A              5,000     1,513,950
Rev Toll Rd Cap Apprec Sr Lien Ser 1995A          Zero     01-01-19    A             36,600    18,964,656
Rev Toll Rd Sr Lien Ser 1995A                    6.000     01-01-16    A             19,800    23,067,198
Golden State Tobacco Securitization Corp,
Rev Asset Backed Bond Ser 2003B                  5.375     06-01-28    A              2,500     2,532,450
Madera, County of,
Rev Cert of Part Valley Childrens Hosp           6.500     03-15-15    AAA           13,185    15,998,283

See notes to
financial statements.


10


FINANCIAL STATEMENTS


                                              Interest     Maturity    Credit     Par value
State, issuer, description                        rate     date        rating (A)     (000)         Value
California (continued)
Millbrae, City of,
Rev Residential Facil Magnolia of
Milbrae Proj Ser 1997A (G)                       7.375%    09-01-27    BB            $2,000    $2,034,680
Sacramento City Financing Auth,
Rev Sr Convention Ctr Hotel Ser 1999A (G)        6.250     01-01-30    BB+            5,000     5,035,350
San Bernardino, County of,
Rev Ref Cert of Part Med Ctr Fin Proj            5.500     08-01-17    AAA            9,130    10,395,418
Rev Ref Cert of Part Med Ctr Fin Proj            5.500     08-01-22    A              2,500     2,727,575
San Diego Redevelopment Agency,
Rev Tax Alloc City Heights Proj
Ser 1999A (G)                                    5.750     09-01-23    BB                25        25,543
San Joaquin Hills Transportation
Corridor Agency,
Rev Ref Toll Rd Conv Cap Apprec
Ser 1997A                                         Zero     01-15-17    BB            10,000     8,753,300
Rev Toll Rd Jr Lien                               Zero     01-01-10    AAA            6,250     5,276,500
Rev Toll Rd Sr Lien                               Zero     01-01-14    AAA            5,000     3,435,950
Rev Toll Rd Sr Lien                               Zero     01-01-17    AAA            4,900     2,850,869
Rev Toll Rd Sr Lien                               Zero     01-01-20    AAA            2,000       979,540
Santa Ana Financing Auth,
Rev Lease Police Admin & Holding Facil
Ser 1994A                                        6.250     07-01-19    AAA            2,000     2,444,100

Colorado 1.33%                                                                                  7,146,238
Denver, City and County of,
Rev Preref Airport Sys Ser 1994A                 7.500     11-15-23    A                535       552,136
Rev Unref Bal Airport Sys Ser 1994A              7.500     11-15-23    A              2,565     2,643,412
E-470 Public Highway Auth,
Rev Cap Apprec Sr Ser 2000B                       Zero     09-01-34    BBB-           7,000       771,470
Northwest Parkway Public Highway Auth,
Rev 1st Tier Sub Ser 2001D                       7.125     06-15-41    BB+            3,000     3,179,220

Delaware 0.58%                                                                                  3,121,860
Charter Mac Equity Issuer Trust,
Preferred Tax Exempt Share, Ser A-4              5.750     04-30-15    A3             3,000     3,121,860

Florida 8.34%                                                                                  44,852,264
Bonnet Creek Resort Community
Development District,
Rev Spec Assessment (G)                          7.250     05-01-18    BB             1,000     1,045,610
Rev Spec Assessment (G)                          7.375     05-01-34    BB             1,500     1,571,580
Capital Projects Finance Auth,
Rev Student Hsg Cap Projs Ln Prog
Ser 2000A (G)                                    7.850     08-15-31    BBB-           3,500     3,555,230
Rev Student Hsg Cap Projs Ln Prog
Ser 2001G (G)                                    9.125     10-01-11    BBB            1,900     1,844,672

See notes to
financial statements.


11


FINANCIAL STATEMENTS


                                              Interest     Maturity    Credit     Par value
State, issuer, description                        rate     date        rating (A)     (000)         Value
Florida (continued)
Capital Trust Agency,
Rev Seminole Tribe Convention
Ser 2002A (G)                                   10.000%    10-01-33    BB            $5,000    $5,977,750
Rev Seminole Tribe Convention
Ser 2003A (G)                                    8.950     10-01-33    BB             3,500     4,057,165
Crossings at Fleming Island Community
Development District,
Rev Ref Spec Assessment Ser 2000C (G)            7.100     05-01-30    BBB-           1,000     1,070,650
Hernando, County of,
Rev Criminal Justice Complex Fin                 7.650     07-01-16    AAA              500       675,820
Hillsborough County Aviation Auth,
Rev Tampa Int'l Airport Ser 1996B                6.000     10-01-17    AAA            5,880     6,982,618
Hillsborough County Industrial
Development Auth,
Rev Ref Tampa General Hosp Proj
Ser 2003A                                        5.250     10-01-24    Baa1           2,000     1,990,080
Midtown Miami Community
Development District,
Rev Spec Assessment Ser 2004A (G)                6.000     05-01-24    BB             1,750     1,784,527
Orange County Health Facilities Auth,
Rev Orlando Regional Healthcare                  5.750     12-01-32    A-             1,000     1,037,100
Orange County School Board,
Rev Ref Cert of Part Ser 1997A                    Zero     08-01-13    Aaa            5,000     3,488,800
Orlando Urban Community Development
District,
Rev Spec Assessment Cap Imp
Ser 2001A (G)                                    6.950     05-01-33    BB+            2,500     2,651,850
Orlando Utilities Commission,
Rev Ref Wtr & Elec Sys Sub Ser 1989D             6.750     10-01-17    AA             2,200     2,770,086
Pinellas County Educational Facilities Auth,
Rev Barry Univ Proj                              5.875     10-01-30    AA             1,260     1,346,839
South Miami Health Facilities Auth,
Rev Baptist Hlth South Florida Group             5.200     11-15-28    AA-            2,000     2,037,580
Stoneybrook West Community
Development District,
Rev Spec Assessment Ser 2000A (G)                7.000     05-01-32    BB               500       527,645
Rev Spec Assessment Ser 2000B (G)                6.450     05-01-10    BB               430       436,661

Georgia 4.37%                                                                                  23,502,943
Georgia Municipal Electric Auth,
Rev Ref Pwr Ser 1993BB                           5.700     01-01-19    A+             1,000     1,148,820
Rev Ref Pwr Ser 1993C                            5.700     01-01-19    AAA            5,000     5,828,500
Rev Ref Pwr Ser 1993Z                            5.500     01-01-20    AAA            5,840     6,706,890
Rev Ref Pwr Ser 1994EE                           7.250     01-01-24    AAA            2,000     2,705,020

See notes to
financial statements.


12


FINANCIAL STATEMENTS


                                              Interest     Maturity    Credit     Par value
State, issuer, description                        rate     date        rating (A)     (000)         Value
Georgia (continued)
Georgia Municipal Electric Auth, (continued)
Rev Ref Pwr Ser 1998Y                            6.500%    01-01-17    AAA             $145      $177,658
Rev Unref Bal Pwr Ser 1998Y                      6.500     01-01-17    AAA            4,695     5,738,605
Monroe County Development Auth,
Rev Ref Poll Control Oglethorpe
Pwr Corp Scherer Ser 1992A                       6.800     01-01-12    A              1,000     1,197,450

Illinois 3.63%                                                                                 19,505,651
Chicago, City of,
Rev Tax Alloc Jr Lien Ser 2004B (G)              6.750     06-01-22    BBB            3,000     3,040,260
Glendale Heights Hospital,
Rev Ref Glendale Heights Proj Ser 1985B          7.100     12-01-15    AAA            2,000     2,443,300
Godfrey, City of,
Rev Ref United Methodist Village
Ser 1999A (G)                                    5.875     11-15-29    BB+            1,375     1,114,259
Illinois Development Finance Auth,
Rev Ref Commonwealth Edison Co Proj              5.850     01-15-14    AAA            3,000     3,460,500
Illinois Educational Facilities Auth,
Rev Ed Advancement Fund Univ Ctr Proj            6.000     05-01-22    Baa2           1,000     1,038,200
Rev Ed Advancement Fund Univ Ctr Proj            6.250     05-01-30    Baa2           2,500     2,596,225
Illinois Health Facilities Auth,
Rev Ref Friendship Village of Schamburg          6.750     12-01-08    BBB            1,640     1,641,509
Rev Ref Mercy Hosp & Med Ctr Proj (H)            7.000     01-01-07    CC               960       644,822
Round Lake, Village of,
Rev Spec Tax Lakewood Grove
Spec Serv Area No 1 (G)                          6.700     03-01-33    BBB-           1,000     1,038,170
Will County Community Unit School
District No. 365,
Gen Oblig Unltd Ref                               Zero     11-01-21    AAA            5,780     2,488,406

Indiana 0.98%                                                                                   5,263,280
Indiana Transportation Finance Auth,
Rev Ref Hwy Ser 2004B                            5.500     12-01-19    AAA            1,000     1,161,220
Jasper Hospital Auth,
Rev Ref Memorial Hosp Ctr Proj                   5.500     11-01-32    AA             2,000     2,077,100
Wabash, County of,
Rev Solid Waste Disp Jefferson Smurfit
Corp Proj                                        7.500     06-01-26    B              2,000     2,024,960

Kentucky 0.99%                                                                                  5,300,750
Kentucky Economic Development
Finance Auth,
Rev Ref Norton Healthcare Inc Ser 2000C           Zero     10-01-21    AAA            5,000     5,300,750

See notes to
financial statements.


13


FINANCIAL STATEMENTS


                                              Interest     Maturity    Credit     Par value
State, issuer, description                        rate     date        rating (A)     (000)         Value
Louisiana 0.92%                                                                                $4,923,424
Jefferson Parish Home Mortgage Auth,
Rev Ref Single Family Mtg Ser 1999B              6.750%    06-01-30    Aaa           $1,360     1,472,554
Louisiana Environmental Facilities
Community Development Auth,
Rev Cap Projs & Equip Acquisition Prog           6.550     09-01-25    A              3,000     3,450,870

Maryland 0.81%                                                                                  4,377,720
Municipal Mortgage & Equity, LLC,
Bond (S)                                         6.875     06-30-49    A3             4,000     4,377,720

Massachusetts 2.65%                                                                            14,279,137
Massachusetts Bay Transportation Auth,
Rev Ref Spec Tax Sr Ser 2004B                    5.250     07-01-20    AAA            1,000     1,130,410
Massachusetts Development Finance
Agency,
Rev Boston Univ Ser 1999P                        6.000     05-15-59    BBB+           1,000     1,125,210
Massachusetts Health and Educational
Facilities Auth,
Rev Civic Investments Inc Ser 2002B (G)          9.200     12-15-31    BB             3,500     4,026,575
Rev Ref Partners Healthcare Sys Ser 2001C        5.750     07-01-32    AA-            2,000     2,120,680
Massachusetts Housing Finance Agency,
Rev Ser 2003B                                    4.700     12-01-16    AA-            1,000     1,029,150
Massachusetts Industrial Finance Agency,
Rev Assisted Living Facil Newton
Group Properties (G)                             8.000     09-01-27    BB             1,460     1,545,322
Massachusetts Special Obligation
Dedicated Tax, Rev                               5.250     01-01-26    AAA            2,000     2,111,600
Massachusetts Water Pollution
Abatement Trust,
Rev Ref Pool Prog Ser 9                          5.250     08-01-18    AAA            1,000     1,113,410
Rev Unref Bal Ser 1994A                          6.375     02-01-15    AA+               75        76,780

Michigan 1.85%                                                                                  9,949,880
Michigan Hospital Finance Auth,
Rev Ref Genesys Hlth Sys Ser 1995A               8.100     10-01-13    AAA            3,000     3,268,140
Midland County Economic Development Corp,
Rev Ref Ltd Oblig Ser 2000A                      6.875     07-23-09    BB-            6,500     6,681,740

Minnesota 0.41%                                                                                 2,208,080
St. Cloud, City of,
Rev Ref St Cloud Hosp
Oblig Group Ser 2000A                            5.875     05-01-30    Aaa            2,000     2,208,080

See notes to
financial statements.


14


FINANCIAL STATEMENTS


                                              Interest     Maturity    Credit     Par value
State, issuer, description                        rate     date        rating (A)     (000)         Value
Mississippi 0.95%                                                                              $5,104,750
Washington, County of,
Rev Ref Poll
Control Mississippi Pwr & Light Co Proj          7.000%    04-01-22    Baa3          $5,000     5,104,750

Missouri 0.58%                                                                                  3,136,640
Fenton, City of,
Rev Ref Tax Increment Imp Gravois Bluffs         7.000     10-01-21    BBB+           1,000     1,080,940
Missouri Health & Educational Facilities Auth,
Rev BJC Hlth Sys                                 5.125     05-15-25    AA             2,000     2,055,700

Nebraska 0.27%                                                                                  1,444,260
Omaha Public Power District,
Rev Elec Sys Ser 1992B                           6.200     02-01-17    Aa2            1,200     1,444,260

Nevada 2.25%                                                                                   12,109,439
Clark, County of,
Rev Ind'l Development
Southwest Gas Corp Ser 1993A                     6.500     12-01-33    BBB-          10,000    10,078,700
Nevada Department of Business & Industry,
Rev Las Vegas Monorail Proj 2nd Tier (G)         7.375     01-01-40    BB             2,000     1,955,520
Nevada Housing Division,
Rev Ref Single Family Prog Sr Ser 1990C          7.850     10-01-15    AA-               45        45,107
Rev Single Family Prog Sr Ser 1989A              7.350     04-01-16    AA                 5         5,003
Nevada, State of, Gen Oblig Ltd
Unref Bal Ser 1992A                              6.750     07-01-09    AA                25        25,109

New Hampshire 0.25%                                                                             1,345,713
New Hampshire Health and Education
Facilities Auth,
Rev Exeter Proj                                  6.000     10-01-24    A+             1,250     1,345,713

New Jersey 3.91%                                                                               21,057,849
Camden County Improvement Auth,
Rev Lease Holt Hauling & Warehousing
Ser 1996A (G)(H)                                 9.875     01-01-21    D              1,100       146,850
Middlesex County Improvement Auth,
Rev Street Student Hsg Proj Ser 2004A            5.000     08-15-18    Baa1           1,250     1,296,637
New Jersey Economic Development Auth,
Rev 1st Mtg Winchester Gardens
Ser 1996A                                        8.500     11-01-16    Aaa              100       115,112
Rev Ref Holt Hauling Proj Ser 1995J (G)(H)       8.500     11-01-23    D              2,500     2,427,500
Rev Ref Newark Airport Marriot Hotel             7.000     10-01-14    Ba3            2,000     2,061,100
New Jersey Educational Facilities Auth,
Rev Dorm Safety Trust Fund Ser 2001A             5.000     03-01-16    AAA            1,500     1,612,650

See notes to
financial statements.


15


FINANCIAL STATEMENTS


                                              Interest     Maturity    Credit     Par value
State, issuer, description                        rate     date        rating (A)     (000)         Value
New Jersey (continued)
New Jersey Healthcare Facilities
Financing Auth,
Rev Cap Health Sys Oblig Group
Ser 2003A                                        5.750%    07-01-23    BBB           $1,000    $1,054,410
Rev Care Institute Inc Cherry Hill Proj (G)      8.000     07-01-27    BB-            1,370     1,403,798
New Jersey Tobacco Settlement
Financing Corp,
Rev Asset Backed Bond                            6.250     06-01-43    BBB            5,000     4,278,200
Rev Asset Backed Bond                            6.750     06-01-39    BBB            7,160     6,661,592

New Mexico 1.34%                                                                                7,215,010
Farmington, City of,
Rev Ref Poll Control El Paso Electric
Co Proj Ser 2002A                                6.375     06-01-32    BBB-           5,000     5,139,150
Rev Ref Poll Control Tucson Elec
Pwr Co Ser 1997A                                 6.950     10-01-20    B+             2,000     2,075,860

New York 7.38%                                                                                 39,681,230
Dutchess County Resource Recovery Agency,
Rev Resource Recovery
Solid Waste Sys Ser 1999A                        5.350     01-01-12    AAA              510       570,185
Nassau County Industrial Development Agency,
Rev Ref Civic Facil North
Shore Hlth Sys Projs Ser 2001B                   5.875     11-01-11    A3               855       941,783
New York City Municipal Water
Finance Auth,
Rev Preref Wtr & Swr Sys Ser 2000B               6.000     06-15-33    AA+              365       428,930
Rev Unref Bal Wtr & Swr Sys Ser 2000B            6.000     06-15-33    AA+              375       432,345
Rev Wtr & Swr Sys Ser 1999A                      5.500     06-15-32    AAA            2,000     2,139,720
Rev Wtr & Swr Sys Ser 2000C (P)                  1.260     06-15-33    AA+            1,300     1,300,000
New York City Transitional Finance Auth,
Rev Ref Future Tax Sec Ser 2002A
(Zero to 11-01-11, then 14.000%) (O)              Zero     11-01-29    AA+            5,000     3,825,800
Rev Ref Future Tax Secd Ser 2002C (P)            1.260     08-01-31    AA+            5,800     5,800,000
Rev Ref Future Tax Secd Ser 2003B                5.250     08-01-15    AA+            2,000     2,225,520
New York State Dormitory Auth,
Rev City Univ Sys Consol 2nd
Generation Ser 1993A                             5.750     07-01-09    AA-            1,000     1,129,070
Rev Preref Ser 1990B                             7.500     05-15-11    AA-              160       195,654
Rev Ref Ser 2002B                                5.250     11-15-23    AA-            2,000     2,206,640
Rev Ref State Univ Ed Facil Ser 1993A            5.500     05-15-19    AA-            1,000     1,143,850
Rev Unref Bal Ser 1990B                          7.500     05-15-11    AA-              340       399,782
New York State Environmental
Facilities Corp,
Rev Ref Poll Control (P)                         4.259     06-15-11    AAA            2,000     3,015,140

See notes to
financial statements.


16


FINANCIAL STATEMENTS


                                              Interest     Maturity    Credit     Par value
State, issuer, description                        rate     date        rating (A)     (000)         Value
New York (continued)
New York State Housing Finance Agency,
Rev Ref State Univ Construction
Ser 1986A                                        8.000%    05-01-11    AAA           $2,000    $2,452,000
Port Auth of New York and New Jersey,
Rev Cons Thirty Seventh Ser 2004                 5.500     07-15-18    AAA            1,000     1,100,530
Rev Ref Spec Proj KIAC Partners Ser 4 (G)        6.750     10-01-19    BBB            8,700     8,844,681
Westchester Tobacco Asset Securitization Corp.,
Rev Asset Backed Bond                             Zero     07-15-39    BBB            2,000     1,529,600

North Carolina 1.21%                                                                            6,496,732
North Carolina Eastern Municipal
Power Agency,
Rev Ref Pwr Sys Ser 2003C                        5.375     01-01-17    BBB            2,000     2,127,520
North Carolina Municipal Power
Agency Number 1,
Rev Catawba Elec Ser 2003A                       5.250     01-01-19    AAA            2,500     2,712,100
Rev Unref Bal Catawba Elec                       5.000     01-01-15    AAA            1,650     1,657,112

Ohio 1.31%                                                                                      7,072,666
Akron, City of,
Rev Cert of Part Akron
Municipal Baseball Stadium Proj                  6.900     12-01-16    A+             1,000     1,080,470
Cleveland, City of,
Rev Continental Airlines Inc Proj                5.375     09-15-27    B-             2,130     1,352,699
Cuyahoga, County of,
Rev Ref Cleveland Clinic Hlth Sys
Ser 2003A                                        5.750     01-01-25    A              2,500     2,634,200
Rev Ref Cleveland Clinic Hlth Sys
Ser 2003A                                        6.000     01-01-20    A              1,500     1,655,505
Student Loan Funding Corp,
Rev Ref Cincinnati Ohio Student Ln Sub
Ser 1991B (G)                                    8.875     08-01-08    BBB-             340       349,792

Oregon 0.81%                                                                                    4,367,246
Oregon Housing & Community Services
Department,
Rev Single Family Mtg Prog Ser 1999J             5.750     07-01-29    Aa2            1,000     1,026,590
Western Generation Agency,
Rev Wauna Cogeneration Proj
Ser 1994A (G)                                    7.125     01-01-21    BBB-           3,300     3,340,656

Pennsylvania 6.12%                                                                             32,898,933
Allegheny County Industrial
Development Auth,
Rev Ref Environmental Imp Ser 1994A              6.700     12-01-20    BBB+           5,000     5,175,000

See notes to
financial statements.


17


FINANCIAL STATEMENTS


                                              Interest     Maturity    Credit     Par value
State, issuer, description                        rate     date        rating (A)     (000)         Value
Pennsylvania (continued)
Carbon County Industrial Development Auth,
Rev Ref Resource Recovery
Panther Creek Partners Proj                      6.700%    05-01-12    BBB-          $4,960    $5,370,638
Delaware County Industrial
Development Auth,
Rev Airport Facil United Parcel Service
Proj (P)                                         1.210     12-01-15    AAA            2,300     2,300,000
Rev Ref Resource Recovery Facil Ser1997A         6.100     07-01-13    BBB            5,000     5,302,750
Delaware, County of,
Rev Ref 1st Mtg Riddle Village Proj (G)          7.000     06-01-26    BBB-           1,250     1,258,037
Lehigh, County of,
Rev Ref St Lukes Bethlehem Hosp                  5.250     08-15-23    BBB            1,500     1,445,895
Pennsylvania Economic Development
Finance Auth,
Rev Resource Recovery Colver Proj
Ser 1994D                                        7.125     12-01-15    BBB-           7,000     7,183,960
Rev Resource Recovery Colver Proj
Ser 1994D                                        7.150     12-01-18    BBB-           1,500     1,546,515
Philadelphia Industrial Development Auth,
Rev Commercial Dev Marriot Hotel (G)             7.750     12-01-17    B+             3,250     3,316,138

Puerto Rico 9.23%                                                                              49,678,726
Puerto Rico Aqueduct and Sewer Auth,
Rev Ref Inverse Floater (Gtd by the
Commonwealth of Puerto Rico) (P)                 0.220     07-01-11    AAA            6,500     8,648,250
Rev Ref Pars & Inflos (Gtd by the
Commonwealth of Puerto Rico)                     6.000     07-01-11    AAA              200       233,050
Puerto Rico, Commonwealth of,
Rev Inverse Floater (P)                          9.870     07-01-11    AAA           14,000    18,701,760
Puerto Rico Highway and Transportation Auth,
Rev Ser PA 114 (G) (K) (P)                       0.095     01-01-08    AAA           13,130    17,839,206
Puerto Rico Public Buildings Auth,
Rev Unref Bal Gtd Gov't Facils Ser 2002D         5.250     07-01-36    A-             2,000     2,052,140
Rev Ref Govt Facils Ser 2002F (Gtd by
the Commonwealth of Puerto Rico)                 5.250     07-01-20    A-             2,000     2,204,320

Rhode Island 0.19%                                                                              1,043,980
Tiverton, Town of,
Rev Spec Oblig Tax
Mount Hope Bay Village Ser 2002A (G)             6.875     05-01-22    BB             1,000     1,043,980

South Carolina 0.83%                                                                            4,480,089
Berkeley County School District,
Rev Ref Lease Sec Assets for Ed                  5.250     12-01-24    A-             2,000     2,057,400
Florence, County of,
Rev Ind'l Dev Stone Container Proj (G)           7.375     02-01-07    BB-            1,110     1,120,889

See notes to
financial statements.


18


FINANCIAL STATEMENTS


                                              Interest     Maturity    Credit     Par value
State, issuer, description                        rate     date        rating (A)     (000)         Value
South Carolina (continued)
South Carolina Jobs-Economic
Development Auth,
Rev South Carolina Elec & Gas Co Proj
Ser 2002A                                        5.200%    11-01-27    AAA           $1,250    $1,301,800

South Dakota 1.54%                                                                              8,278,252
South Dakota Educational Enhancement
Funding Corp,
Rev Tobacco Settlement Asset Backed
Bond Ser 2002B                                   6.500     06-01-32    BBB            9,200     8,278,252

Tennessee 2.17%                                                                                11,653,745
Humphreys County Industrial
Development Board,
Rev E.I. Dupont Denemours & Co Proj              6.700     05-01-24    AA-            6,500     6,652,035
Maury County Industrial Development Board,
Rev Ref Saturn Corp Proj                         6.500     09-01-24    BBB            4,000     4,090,960
Metropolitan Knoxville Airport Auth,
Rev Northwest Airlines Proj (G)                  8.000     04-01-32    B-             1,000       910,750

Texas 2.39%                                                                                    12,845,576
Austin, City of,
Rev Ref Combined Util Sys Ser 1998               6.750     11-15-10    AAA            3,125     3,767,156
Bexar County Health Facilities
Development Corp,
Rev Ref Army Retirement Residence Proj           6.300     07-01-32    BBB-           1,000     1,042,080
Brazos River Auth,
Rev Ref Poll Control Texas Utilities Co
Ser 1999A                                        7.700     04-01-33    BBB            1,500     1,750,200
Corpus Christi Housing Finance Corp,
Rev Ref Sr Ser 1991A                             7.700     07-01-11    AAA               45        45,120
Houston Independent School District,
Rev Cap Apprec Cesar E Chavez
Ser 1998A                                         Zero     09-15-16    AAA              900       523,620
Port Corpus Christi Industrial
Development Corp,
Rev Citgo Petroleum Corp Proj                    8.250     11-01-31    BB             2,000     2,112,840
Rev Ref Valero Energy Corp Proj
Ser 1997B                                        5.400     04-01-18    BBB            2,500     2,557,000
Sabine River Auth,
Rev Ref TXU Energy Co LLC Proj
Ser 2003B                                        6.150     08-01-22    BBB            1,000     1,047,560

See notes to
financial statements.


19


FINANCIAL STATEMENTS


                                              Interest     Maturity    Credit     Par value
State, issuer, description                        rate     date        rating (A)     (000)         Value
Utah 0.42%                                                                                     $2,275,470
Mountain Regional Water
Special Service District, Spec
Assessment Rev Spec Imp Dist
No. 2002-1 (G)                                   7.000%    12-01-18    BB-           $1,000     1,000,210
Salt Lake City Hospital,
Rev Ref IHC Hosp Inc Ser 1998A                   8.125     05-15-15    AAA            1,000     1,275,260

Virgin Islands 0.19%                                                                            1,021,910
Virgin Islands Water & Power Auth,
Rev Ref Wtr Sys (G)                              5.500     07-01-17    BB+            1,000     1,021,910

Virginia 0.98%                                                                                  5,292,995
Pittsylvania County Industrial
Development Auth,
Rev Exempt Facil Ser 1994A (G)                   7.550     01-01-19    BB             3,500     3,600,205
Pocahontas Parkway Association,
Rev Toll Rd Cap Apprec 1st Tier Ser 1998C         Zero     08-15-24    B1             4,800       576,240
Rev Toll Rd Cap Apprec 1st Tier Ser 1998C         Zero     08-15-25    B1             5,000       550,600
Rev Toll Rd Cap Apprec 1st Tier Ser 1998C         Zero     08-15-26    B1             5,500       565,950

Washington 4.10%                                                                               22,050,951
King, County of,
Gen Oblig Unltd                                  5.000     12-01-16    AAA            5,860     6,383,298
Seattle, Port of,
Rev Northwest Airlines Proj (G)                  7.250     04-01-30    B-             1,700     1,427,048
Rev Ref Ser 2003A                                5.250     07-01-16    AAA            1,000     1,101,580
Washington Public Power Supply System,
Ref Rev Nuclear Proj No. 1 Ser 1989B             7.125     07-01-16    AA-            1,500     1,932,600
Washington, State of,
Gen Oblig Unltd Ser 1990A                        6.750     02-01-15    AA             1,000     1,226,890
Gen Oblig Unltd Ser 2000B                        6.000     01-01-25    AA             5,000     5,582,450
Washington Tobacco Settlement Auth,
Rev Asset Backed Bond                            6.500     06-01-26    BBB            4,500     4,397,085

West Virginia 0.67%                                                                             3,578,664
West Virginia State Hospital Finance Auth,
Rev Preref Charleston Area Med Ctr               6.750     09-01-22    A2             2,400     2,915,328
Rev Unref Bal Charleston Area Med Ctr            6.750     09-01-22    A2               600       663,336

Total investments 98.70%                                                                     $530,934,103

Other assets and liabilities, net 1.30%                                                        $7,013,820

Total net assets 100.00%                                                                     $537,947,924


Notes to Schedule of Investments

(A) Credit ratings are unaudited and rated by Standard & Poor's where available, or Moody's Investors Service, unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(K) Direct placement securities are restricted to resale. They have been fair valued in accordance with procedures approved by the Trustees after consideration of restrictions as to resale, financial condition and prospects of the issuer, general market conditions and pertinent information in accordance with the Fund's by-laws and the Investment Company Act of 1940, as amended. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities. Additional information on these securities is as follows:


                                                                 Value as a
                                                                 percentage
                                     Acquisition   Acquisition    of Fund's       Value as of
Issuer, description, maturity date          date          cost   net assets   August 31, 2004
---------------------------------------------------------------------------------------------
Puerto Rico Highway and
Transportation Auth, Rev
Ser PA 114 10.095%, 01-01-08            04-02-96   $14,925,160        3.32%       $17,839,206


(O) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(P) Represents rate in effect on August 31, 2004.

(S) This security is exempt from registration under rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $4,377,720 or 0.81% of the Fund's net assets as of August 31, 2004.

    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.

FINANCIAL STATEMENTS

PORTFOLIO
CONCENTRATION

August 31, 2004
(unaudited)

This table shows the
percentages of the
Fund's investments
aggregated by
various industries.

Industry distribution               Value as a percentage of Fund's net assets
------------------------------------------------------------------------------
General Obligation                                                       8.69%
Revenue Bonds -- Correctional Facility                                   0.58
Revenue Bonds -- Economic Development                                    1.66
Revenue Bonds -- Education                                               3.73
Revenue Bonds -- Electric                                               11.33
Revenue Bonds -- Health                                                 14.57
Revenue Bonds -- Housing                                                 1.60
Revenue Bonds -- Industrial Development                                  8.99
Revenue Bonds -- Other                                                  11.03
Revenue Bonds -- Pollution                                               6.50
Revenue Bonds -- Public Facility                                         0.84
Revenue Bonds -- Resource Recovery                                       0.11
Revenue Bonds -- Sales Tax                                               0.71
Revenue Bonds -- Special Tax                                             1.74
Revenue Bonds -- Tax Allocation                                          0.20
Revenue Bonds -- Tobacco                                                 2.81
Revenue Bonds -- Transportation                                         19.96
Revenue Bonds -- Water & Sewer                                           3.65

Total tax-exempt long-term bonds                                        98.70%

See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

August 31, 2004

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

Assets
Investments, at value (cost $484,441,643)                $530,934,103
Cash                                                          514,511
Receivable for investments sold                             1,125,835
Receivable for shares sold                                        393
Interest receivable                                         7,774,303
Other assets                                                  167,848

Total assets                                              540,516,993

Liabilities
Payable for investments purchased                           1,122,744
Payable for shares repurchased                                110,977
Dividends payable                                              68,483
Unrealized depreciation of swap contracts                     698,583
Payable to affiliates
Management fees                                               267,711
Distribution and service fees                                  24,713
Other                                                          47,620
Other payables and accrued expenses                           228,238

Total liabilities                                           2,569,069

Net assets
Capital paid-in                                           512,185,924
Accumulated net realized loss on investments              (21,146,177)
Net unrealized appreciation of investments
and swap contracts                                         45,793,877
Accumulated net investment income                           1,114,300

Net assets                                               $537,947,924

Net asset value per share
Based on net asset values and shares outstanding                   --
the Fund has an unlimited number of shares
authorized with no par value
Class A ($491,626,707 [DIV] 48,081,346 shares)                 $10.22
Class B ($38,555,274 [DIV] 3,770,725 shares)                   $10.22
Class C ($7,765,943 [DIV] 759,526 shares)                      $10.22

Maximum offering price per share
Class A 1 ($10.22 [DIV] 95.5%)                                 $10.70

1 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the year ended
August 31, 2004

This Statement
of Operations
summarizes the
Fund's investment
income earned and
expenses incurred
in operating the
Fund. It also shows
net gains (losses)
for the period
stated.

Investment income
Interest                                                          $32,432,382

Total investment income                                            32,432,382

Expenses
Investment management fees                                          3,031,704
Class A distribution and service fees                               1,260,488
Class B distribution and service fees                                 444,564
Class C distribution and service fees                                  76,891
Transfer agent fees                                                   511,620
Accounting and legal services fees                                    155,675
Custodian fees                                                        106,449
Professional fees                                                      68,044
Registration and filing fees                                           39,515
Printing                                                               36,637
Miscellaneous                                                          35,372
Trustees' fees                                                         25,691
Interest                                                                4,178

Total expenses                                                      5,796,828
Less expense reductions                                               (39,222)

Net expenses                                                        5,757,606

Net investment income                                              26,674,776

Realized and unrealized gain (loss)
Net realized gain on investments                                    4,640,066

Change in net unrealized appreciation (depreciation) of
Investments                                                        10,408,898
Swap contracts                                                       (698,583)

Net realized and unrealized gain                                   14,350,381

Increase in net assets from operations                            $41,025,157

See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund's net assets
has changed
during the last
two  periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
any increase or
decrease in money
shareholders
invested in the
Fund.
                                                     Year          Year
                                                    ended         ended
                                                  8-31-03       8-31-04
Increase (decrease) in net assets
From operations

Net investment income                         $30,064,954   $26,674,776
Net realized gain (loss)                      (11,500,910)    4,640,066
Change in net unrealized
appreciation (depreciation)                   (14,026,669)    9,710,315

Increase in net assets resulting
from operations                                 4,537,375    41,025,157

Distributions to shareholders
From net investment income
Class A                                       (26,873,425)  (24,379,687)
Class B                                        (2,339,681)   (1,815,148)
Class C                                          (322,418)     (313,768)
                                              (29,535,524)  (26,508,603)
From Fund share transactions                  (27,136,648)  (40,356,658)

Net assets
Beginning of period                           615,922,825   563,788,028

End of period 1                              $563,788,028  $537,947,924

1 Includes accumulated net investment income of $1,132,793 and $1,114,300, respectively.

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.


Period ended                                 8-31-00 1   8-31-01 1   8-31-02 1,2   8-31-03     8-31-04
Per share operating performance
Net asset value,
beginning of period                           $10.36      $10.30      $10.72        $10.40       $9.96
Net investment income 3                         0.56        0.54        0.55          0.53        0.49
Net realized and unrealized
gain (loss) on investments                     (0.06)       0.44       (0.32)        (0.45)       0.26
Total from investment operations                0.50        0.98        0.23          0.08        0.75
Less distributions
From net investment income                     (0.56)      (0.54)      (0.54)        (0.52)      (0.49)
From net realized gain                            -- 4     (0.02)      (0.01)           --          --
                                               (0.56)      (0.56)      (0.55)        (0.52)      (0.49)
Net asset value, end of period                $10.30      $10.72      $10.40         $9.96      $10.22
Total return 5 (%)                              5.09 6      9.89 6      2.33 6        0.70 6      7.70

Ratios and supplemental data
Net assets, end of period
(in millions)                                   $522        $548        $550          $507        $492
Ratio of expenses
to average net assets (%)                       0.85        0.86        0.96          0.97        0.96
Ratio of adjusted expenses
to average net assets 7 (%)                     1.00        0.98        0.99          0.98        0.97
Ratio of net investment income
to average net assets (%)                       5.53        5.22        5.34          5.11        4.87
Portfolio turnover (%)                            12          24          22            23          49

FINANCIAL HIGHLIGHTS

CLASS B SHARES


Period ended                                 8-31-00 1   8-31-01 1   8-31-02 1,2   8-31-03     8-31-04
Per share operating performance
Net asset value,
beginning of period                           $10.36      $10.30      $10.72        $10.40       $9.96
Net investment income 3                         0.48        0.47        0.47          0.45        0.42
Net realized and unrealized
gain (loss) on investments                     (0.06)       0.44       (0.32)        (0.45)       0.26
Total from investment operations                0.42        0.91        0.15          0.00        0.68
Less distributions
From net investment income                     (0.48)      (0.47)      (0.46)        (0.44)      (0.42)
From net realized gain                            -- 4     (0.02)      (0.01)           --          --
                                               (0.48)      (0.49)      (0.47)        (0.44)      (0.42)
Net asset value, end of period                $10.30      $10.72      $10.40         $9.96      $10.22
Total return 5 (%)                              4.31 6      9.07 6      1.57 6       (0.05) 6     6.89

Ratios and supplemental data
Net assets, end of period
(in millions)                                    $97         $85         $60           $49         $39
Ratio of expenses
to average net assets (%)                       1.60        1.61        1.71          1.72        1.72
Ratio of adjusted expenses
to average net assets 7 (%)                     1.75        1.73        1.75          1.73        1.73
Ratio of net investment income
to average net assets (%)                       4.78        4.47        4.59          4.36        4.11
Portfolio turnover (%)                            12          24          22            23          49

FINANCIAL HIGHLIGHTS

CLASS C SHARES


Period ended                                 8-31-00 1   8-31-01 1   8-31-02 1,2   8-31-03     8-31-04
Per share operating performance
Net asset value, beginning of period          $10.36      $10.30      $10.72        $10.40       $9.96
Net investment income 3                         0.47        0.45        0.47          0.45        0.42
Net realized and unrealized
gain (loss) on investments                     (0.06)       0.44       (0.32)        (0.45)       0.26
Total from investment operations                0.41        0.89        0.15          0.00        0.68
Less distributions
From net investment income                     (0.47)      (0.45)      (0.46)       (0.44)      (0.42)
From net realized gain                            -- 4     (0.02)      (0.01)          --          --
                                               (0.47)      (0.47)      (0.47)       (0.44)      (0.42)
Net asset value, end of period                $10.30      $10.72      $10.40        $9.96      $10.22
Total return 5 (%)                              4.19 6      8.96 6      1.53 6      (0.05) 6     6.89

Ratios and supplemental data
Net assets, end of period
(in millions)                                     $1          $3          $7           $8          $8
Ratio of expenses
to average net assets (%)                       1.70        1.71        1.75         1.72        1.71
Ratio of adjusted expenses
to average net assets 7 (%)                     1.75        1.73          --         1.73        1.72
Ratio of net investment income
to average net assets (%)                       4.60        4.37        4.55         4.35        4.11
Portfolio turnover (%)                            12          24          22           23          49

1 Audited by previous auditor.

2 As required, effective 9-1-01, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended 8-31-02 was to increase net investment income per share by $0.01, increase net realized and unrealized losses per share by $0.01 and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 5.23%, 4.48% and 4.44% for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for periods prior to 9-1-01 have not been restated to reflect this change in presentation.

3 Based on the average of the shares outstanding.

4 Less than $0.01 per share.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Does not take into consideration expense reductions during the periods shown.

See notes to
financial statements.

NOTES TO
STATEMENTS

Note A
Accounting policies

John Hancock Tax-Free Bond Fund (the "Fund") is a diversified series of John Hancock Tax-Free Bond Trust, an open-end management investment company registered under the Investment Company Act of 1940. (The Fund was diversified prior to September 7, 2004.) The investment objective of the Fund is to provide as high a level of interest income exempt from federal income taxes as is consistent with preservation of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Discount and premium
on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocation

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by John Hancock Advisers, LLC (the "Adviser"), in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. The Adviser is a wholly owned subsidiary of John Hancock Financial Services, Inc. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended August 31, 2004.

Swap contracts

The Fund may enter into swap transactions in order to hedge the value of the Fund's portfolio against interest rate fluctuations or to enhance the Fund's income. Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Accrued interest receivable or payable on the swap contracts is recorded as realized gain (loss). The Fund settles accrued net receivable or payable under the swap contracts on a periodic basis. The Fund records changes in the value of the swaps as unrealized gains or losses on swap contracts.

Swap contracts are subject to risks related to the counterparty's ability to perform under the contract, and may decline in value if the counterparty's creditworthiness deteriorates. The risks may arise from unanticipated movement in interest rates. The Fund may also suffer losses if it is unable to terminate outstanding swap contracts or reduce its exposure through offsetting transactions.

The Fund had the following interest rate swap contracts open on August
31, 2004:


                           RATE TYPE
             ---------------------------------------
                              PAYMENTS TO BE
NOTIONAL     PAYMENTS TO BE   RECEIVED                 TERMINATION   UNREALIZED
AMOUNT       MADE BY FUND     BY FUND                  DATE          DEPRECIATION
---------------------------------------------------------------------------------
$4,000,000   4.00% (a)        Weekly Muni Swap Index   Sept 2014       ($158,078)
 4,000,000   4.05% (a)        Weekly Muni Swap Index   Sept 2014        (176,926)
 4,000,000   4.10% (a)        Weekly Muni Swap Index   Sept 2014        (194,201)
 6,000,000   3.87% (a)        Weekly Muni Swap Index   Oct 2014         (169,378)
---------------------------------------------------------------------------------
                                                                       ($698,583)
(a) Fixed rate



Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $16,872,485 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: August 31, 2010 -- $1,302,391, August 31, 2011 -- $8,732,476 and August 31, 2012 --
$6,837,618.

Interest and distributions

Interest income on investment securities is recorded on the accrual basis. The Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of interest has become doubtful.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. The Fund's net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. During the year ended August 31, 2003, the tax character of distributions paid was as follows: ordinary income $95,041 and $29,440,483 of exempt income. During the year ended August 31, 2004, the tax character of distributions paid was as follows: ordinary income $130,147 and $26,378,456 of exempt income. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of August 31, 2004, the components of distributable earnings on a tax basis included $1,387,486 of undistributed exempt income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B

Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.55% of the first $500,000,000 of the Fund's average daily net asset value, (b) 0.50% of the next $500,000,000 and (c) 0.45% of the Fund's average daily net asset value in excess of $1,000,000,000.

The Fund has an agreement with its custodian bank, under which custody fees are reduced by balance credits applied during the period. Accordingly, the expense reductions related to custody fee offsets amounted to $39,222, or 0.01% of the Fund's average net asset value for the year ended August 31, 2004. If the Fund had not entered into this agreement, the assets not invested, on which these balance credits were earned, could have produced taxable income.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the year ended August 31, 2004, JH Funds received net up-front sales charges of $314,914 with regard to sales of Class A shares. Of this amount, $39,012 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $116,572 was paid as sales commissions to unrelated broker-dealers and $159,330 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. Prior to July 15, 2004, Class C shares were assessed up-front sales charges. During the year ended August 31, 2004, JH Funds received net up-front sales charges of $6,379 with regard to sales of Class C shares. Of this amount, $5,912 was paid as sales commissions to unrelated broker-dealers and $467 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended August 31, 2004, CDSCs received by JH Funds amounted to $78,160 for Class B shares and $405 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services,

Inc., an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee at an annual rate of 0.01% of Class A, Class B and Class C average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. Signature Services agreed to voluntarily reduce the Fund's asset-based portion of the transfer agent fee if the total transfer agent fee exceeds the Lipper, Inc. median transfer agency fee for comparable mutual funds by 0.05%. There were no transfer agent fee reductions during the year ended August 31, 2004. Signature Services reserves the right to terminate this limitation at any time.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year amounted to $155,675. The Fund also paid the Adviser the amount of $1,619 for certain publishing services, included in the printing fees.

Mr. James A. Shepherdson is a director and/or officer of the Adviser and/or its affiliates, as well as Trustee of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compen sation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.


                                       Year ended 8-31-03             Year ended 8-31-04
                                 Shares            Amount        Shares           Amount
Class A shares
Sold                          4,521,326       $46,287,835     1,889,340      $19,281,792
Distributions reinvested      1,884,208        19,295,541     1,757,388       17,904,403
Repurchased                  (8,365,123)      (85,754,621)   (6,469,912)     (65,814,160)
Net decrease                 (1,959,589)     ($20,171,245)   (2,823,184)    ($28,627,965)

Class B shares
Sold                            777,287        $8,015,173       257,272       $2,624,472
Distributions reinvested        142,699         1,461,819       111,796        1,139,242
Repurchased                  (1,745,383)      (17,874,032)   (1,499,134)     (15,282,616)
Net decrease                   (825,397)      ($8,397,040)   (1,130,066)    ($11,518,902)

Class C shares
Sold                            324,551        $3,353,237       189,412       $1,919,378
Distributions reinvested         23,321           238,767        22,276          227,001
Repurchased                    (210,367)       (2,160,367)     (232,399)      (2,356,170)
Net increase (decrease)         137,505        $1,431,637       (20,711)       ($209,791)

Net decrease                 (2,647,481)     ($27,136,648)   (3,973,961)    ($40,356,658)


Note D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended August 31, 2004, aggregated $269,201,330 and $298,611,106, respectively.

The cost of investments owned on August 31, 2004, including short-term investments, for federal income tax purposes, was $483,200,831. Gross unrealized appreciation and depreciation of investments aggregated $53,830,018 and $6,096,746, respectively, resulting in net unrealized appreciation of $47,733,272. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the accretion of discounts on debt securities.

Note E
Reclassification
of accounts

During the year ended August 31, 2004, the Fund reclassified amounts to reflect a decrease in accumulated net realized loss on investments of $713,600, a decrease in accumulated net investment income of $184,666 and a decrease in capital paid-in of $528,934. This represents the amounts necessary to report these balances on a tax basis, excluding certain temporary differences, as of August 31, 2004. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, and book and tax differences in accounting for deferred compensation and accretion of discount tax adjustments. The calculation of net investment income per share in the Fund's Financial Highlights excludes these adjustments.

Note F
Shareholder meeting (unaudited)

On August 25, 2004, at the Special Meeting of Shareholders of the Fund, the shareholders approved certain changes to fundamental investment restrictions of the Fund, effective September 7, 2004. Proxies covering 30,055,818 shares of beneficial interest were voted at the meeting, with the votes tabulated as follows:


                                                  FOR          AGAINST       ABSTAIN
------------------------------------------------------------------------------------
ITEM 1(a): To amend the Fund's fundamental
restriction on
borrowing                                         26,752,609   1,798,019   1,505,190

ITEM 1(b): To eliminate the Fund's
fundamental restriction on pledging of
assets                                            26,533,561   1,957,004   1,565,253

ITEM 1(d): To eliminate the Fund's investment
restriction on Trustee and Officer
ownership                                         26,366,802   2,072,492   1,616,524

ITEM 1(e): To amend and reclassify the Fund's
fundamental restriction on restricted and
illiquid
securities                                        26,596,140   1,721,980   1,737,698

ITEM 1(f): To amend the Fund's fundamental
restriction on commodities and
derivatives                                       26,659,651   1,637,117   1,759,050

ITEM 1(g): To amend and reclassify the Fund's
fundamental restriction on margin and short
sales                                             26,665,954   1,715,007   1,674,857

ITEM 1(h): To amend the Fund's fundamental
investment restriction on
loans                                             26,610,042   1,883,526   1,562,250

ITEM 1(i): To amend the Fund's fundamental
investment restriction on industry
concentration                                     26,801,378   1,513,627   1,740,813

ITEM 1(j): To eliminate the Fund's
fundamental restriction on investing in new
issuers                                           26,648,149   1,759,643   1,648,026

ITEM 1(l): To amend and reclassify the Fund's
fundamental restriction on investing in other
investment
companies                                         26,670,218   1,591,338   1,794,262


AUDITORS'
REPORT

Report of Deloitte
& Touche LLP,
Independent
Registered Public
Accounting Firm

To the Board of Trustees of the John Hancock Tax-Free Bond Trust and Shareholders of John Hancock Tax-Free Bond Fund,

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of John Hancock Tax-Free Bond Fund (the "Fund") as of August 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for the years ended August 31, 2004 and 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the three-year period ended August 31, 2002, were audited by other auditors whose report dated October 4, 2002, expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at August 31, 2004, by correspondence with the custodian and brokers or, when replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of August 31, 2004, the results of its operations, and the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 8, 2004

TAX
INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended August 31, 2004.

None of the 2004 income dividends qualify for the corporate dividends-received deduction. Shareholders who are not subject to the alternative minimum tax received income dividends that are 99.51% tax-exempt. The percentage of income dividends from the Fund subject to the alternative minimum tax is 17.03%. None of the income dividends were derived from U.S. Treasury Bills.

For specific information on exception provisions in your state, consult your local state tax officer or your tax adviser. Shareholders will be mailed a 2004 U.S. Treasury Department Form 1099-DIV in January 2005. This will reflect the total of all distributions that are taxable for calendar year 2004.

TRUSTEES
& OFFICERS

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.


Independent Trustees

Name, age                                                                                                       Number of
Position(s) held with Fund                                                                  Trustee             John Hancock
Principal occupation(s) and other                                                           of Fund             funds overseen
directorships during past 5 years                                                           since 1             by Trustee
Charles L. Ladner, 2 Born: 1938                                                             1994                48
Independent Chairman (since 2004); Chairman and Trustee, Dunwoody
Village, Inc. (retirement services) (until 2003); Senior Vice President and
Chief Financial Officer, UGI Corporation (Public Utility Holding Company)
(retired 1998); Vice President and Director for AmeriGas, Inc. (retired
1998); Director of AmeriGas Partners, L.P. (until 1997) (gas distribution);
Director, EnergyNorth, Inc. (until 1995); Director, Parks and History
Association (since 2001).

James F. Carlin, Born: 1940                                                                 1994                28
Director and Treasurer, Alpha Analytical Inc. (analytical laboratory) (since
1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since
1995); Part Owner and Vice President, Mone Lawrence Carlin Insurance
Agency, Inc. (since 1996); Director and Treasurer, Rizzo Associates (until 2000);
Chairman and CEO, Carlin Consolidated, Inc. (management/investments)
(since 1987); Director and Partner, Proctor Carlin & Co., Inc. (until 1999); Trustee,
Massachusetts Health and Education Tax Exempt Trust (since 1993); Director of the following: Uno Restaurant Corp. (until 2001), Arbella Mutual (insurance)
(until 2000), HealthPlan Services, Inc. (until 1999), Flagship Healthcare, Inc.
(until 1999), Carlin Insurance Agency, Inc. (until 1999); Chairman,
Massachusetts Board of Higher Education (until 1999).

William H. Cunningham, Born: 1944                                                           1987                28
Former Chancellor, University of Texas System and former President of the
University of Texas, Austin, Texas; Chairman and CEO, IBT Technologies
(until 2001); Director of the following: The University of Texas Investment
Management Company (until 2000), Hire.com (until 2004), STC Broadcasting,
Inc. and Sunrise Television Corp. (electronic manufacturing) (until 2001),
Symtx, Inc. (since 2001), Adorno/Rogers Technology, Inc. (until 2004),
Pinnacle Foods Corporation (until 2003), rateGenius (Internet service)
(until 2003), Jefferson-Pilot Corporation (diversified life insurance company)
(since 1985), New Century Equity Holdings (formerly Billing Concepts)
(until 2001), eCertain (until 2001), ClassMap.com (until 2001), Agile
Ventures (until 2001), LBJ Foundation (until 2000), Golfsmith International,
Inc. (until 2000), Metamor Worldwide (until 2000), AskRed.com (until 2001),
Southwest Airlines (since 2000) and Introgen (since 2000); Advisory Director,


38


Independent Trustees (continued)

Name, age                                                                                                       Number of
Position(s) held with Fund                                                                  Trustee             John Hancock
Principal occupation(s) and other                                                           of Fund             funds overseen
directorships during past 5 years                                                           since 1             by Trustee
William H. Cunningham, Born: 1944 (continued)                                               1987                28
Q Investments (until 2003); Advisory Director, Chase Bank (formerly Texas
Commerce Bank -- Austin) (since 1988), LIN Television (since 2002), WilTel
Communications (until 2003) and Hayes Lemmerz International, Inc.
(diversified automotive parts supply company) (since 2003).

Ronald R. Dion, Born: 1946                                                                  1998                28
Chairman and Chief Executive Officer, R.M. Bradley & Co., Inc.; Director,
The New England Council and Massachusetts Roundtable; Trustee, North
Shore Medical Center; Director, Boston Stock Exchange; Director, BJ's
Wholesale Club, Inc. and a corporator of the Eastern Bank; Trustee,
Emmanuel College.

Steven Pruchansky, Born: 1944                                                               1994                28
Chairman and Chief Executive Officer, Greenscapes of Southwest
Florida, Inc. (since 2000); Director and President, Greenscapes of
Southwest Florida, Inc. (until 2000); Managing Director, JonJames, LLC
(real estate) (since 2001); Director, First Signature Bank & Trust Company
(until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell
Building Corp. (until 1991).

Norman H. Smith, Born: 1933                                                                 1994                28
Lieutenant General, United States Marine Corps; Deputy Chief of Staff for
Manpower and Reserve Affairs, Headquarters Marine Corps; Commanding
General III Marine Expeditionary Force/3rd Marine Division (retired 1991).

John P. Toolan, 2 Born: 1930                                                                1994                28
Director, The Smith Barney Muni Bond Funds, The Smith Barney Tax-Free
Money Funds, Inc., Vantage Money Market Funds (mutual funds), The
Inefficient-Market Fund, Inc. (closed-end investment company); Chairman,
Smith Barney Trust Company of Florida (retired 1991); Director, Smith
Barney, Inc., Mutual Management Company and Smith Barney Advisers, Inc.
(investment advisers) (retired 1991); Senior Executive Vice President, Director and member of the Executive Committee, Smith Barney, Harris Upham & Co.,
Incorporated (investment bankers) (until 1991).


39


Non-Independent Trustees 3

Name, age                                                                                                       Number of
Position(s) held with Fund                                                                  Trustee             John Hancock
Principal occupation(s) and other                                                           of Fund             funds overseen
directorships during past 5 years                                                           since 1             by Trustee
James A. Shepherdson, Born: 1952                                                            2004                48
President and Chief Executive Officer
Executive Vice President, Manulife Financial Corporation; Chairman,
Director, President and Chief Executive Officer, John Hancock Advisers,
LLC and The Berkeley Group; Chairman, Director, President and Chief
Executive Officer, John Hancock Funds, LLC; Chairman, President,
Director and Chief Executive Officer, Sovereign Asset Management
Corporation ("SAMCorp"); President, John Hancock Retirement
Services, John Hancock Life Insurance Company (until 2004); Chairman,
Essex Corporation (until 2004); Co-Chief Executive Officer, MetLife
Investors Group (until 2003); Senior Vice President, AXA/Equitable
Insurance Company (until 2000).


Principal officers who are not Trustees

Name, age
Position(s) held with Fund                                                                                      Officer
Principal occupation(s) and                                                                                     of Fund
directorships during past 5 years                                                                               since
Richard A. Brown, Born: 1949                                                                                    2001
Senior Vice President and Chief Financial Officer
Senior Vice President, Chief Financial Officer and Treasurer, the Adviser, John Hancock
Funds and The Berkeley Group; Second Vice President and Senior Associate Controller,
Corporate Tax Department, John Hancock Financial Services, Inc. (until 2001).

William H. King, Born: 1952                                                                                     1994
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice President and Treasurer of each of the John Hancock funds; Assistant Treasurer of each of the John Hancock funds (until 2001).

Susan S. Newton, Born: 1950                                                                                     1994
Senior Vice President, Secretary and Chief Legal Officer
Senior Vice President, Secretary and Chief Legal Officer, SAMCorp., the Adviser and each of the John Hancock funds, John Hancock Funds and The Berkeley Group; Vice President,
Signature Services (until 2000); Director, Senior Vice President and Secretary, NM Capital.


The business address for all Trustees and Officers is 101 Huntington Avenue, Boston, Massachusetts 02199.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Non-independent Trustees hold positions with the Fund's investment adviser, underwriter and certain other affiliates.

For more information

The Fund's proxy voting policies, procedures and records are available without charge, upon request:

By phone          On the Fund's Web site    On the SEC's Web site

1-800-225-5291    www.jhfunds.com/proxy     www.sec.gov

Investment adviser

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, MA 02199-7603

Principal distributor

John Hancock Funds, LLC
101 Huntington Avenue
Boston, MA 02199-7603

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent

John Hancock Signature
Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel

Wilmer Cutler Pickering
Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

Independent registered
public accounting firm

Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022

How to contact us

Internet    www.jhfunds.com

Mail        Regular mail:                        Express mail:
            John Hancock                         John Hancock
            Signature Services, Inc.             Signature Services, Inc.
            1 John Hancock Way, Suite 1000       Mutual Fund Image Operations
            Boston, MA 02217-1000                529 Main Street
                                                 Charlestown, MA 02129

Phone       Customer service representatives     1-800-225-5291
            24-hour automated information        1-800-338-8080
            TDD line  1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarte r on our Web site, or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission's Web site, www.sec.gov.

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhancock.com/funds/edelivery

This report is for the information of
the shareholders of the John Hancock
Tax-Free Bond Fund.

5200A   8/04
       10/04

JOHN HANCOCK
High Yield Municipal Bond Fund

8.31.2004

Annual Report

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of James A. Shepherdson, Chairman, President and Chief Executive Officer, flush left next to first paragraph.]

CEO CORNER

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund's investments
page 10

Financial statements
page 17

Trustees & officers
page 31

For more information
page 37

Dear Fellow Shareholders,

I am pleased to be writing to you as Chairman, President and Chief Executive Officer of John Hancock Funds, LLC.

As you may know, John Hancock Financial Services, Inc. -- the parent company of John Hancock Funds -- was acquired by Manulife Financial Corporation on April 28, 2004. Although this change has no impact on the mutual funds you have invested in, it did bring with it some changes in the executive-level management of John Hancock Funds. Specifically, Maureen Ford Goldfarb has decided to step down as Chairman, President and Chief Executive Officer of John Hancock Funds, LLC in order to pursue personal interests, and I was named her replacement. Since her appointment in January 2000, Maureen has provided John Hancock Funds with strong leadership and steady guidance through several years of extremely turbulent market and industry conditions.

Additionally, on May 12, 2004, your fund's Board of Trustees appointed me to the roles of Trustee, President and Chief Executive Officer of your fund. On June 15, 2004, the board also appointed Charles L. Ladner as independent Chairman of the Board of Trustees, a position previously held by Ms. Goldfarb. This appointment came in advance of new SEC regulations requiring all mutual funds to have independent chairmen.

As to our backgrounds, I have been in the investment business for over 25 years, most recently as President of Retirement Services at John Hancock Financial Services. My responsibilities included developing and directing the sale of John Hancock's variable and fixed annuity products through a diverse distribution network of banks and broker-dealers -- including wirehouses, regional brokerage houses and financial planners.

Mr. Ladner has served as an independent member of John Hancock Funds' Board of Trustees since 1992 and formerly held the position of Senior Vice President and Chief Financial Officer of UGI Corporation, a public utility holding company in Valley Forge, PA, until his retirement in 1998. He brings a wealth of knowledge, experience and leadership and we are delighted to have him serve as Chairman.

Although there has been change in executive-level management, the one thing that never wavers is John Hancock Funds' commitment to placing the needs of our shareholders above all else. We are all dedicated to the task of working with you and your financial advisor to help you reach your long-term financial goals.

Sincerely,

/S/ James A. Shepherdson

James A. Shepherdson,
Chief Executive Officer

This commentary reflects the CEO's views as of August 31, 2004. They are subject to change at any time.

Over the last twelve months

* Despite an improving economic environment, municipal bonds posted solid gains, and high yield bonds were the top performers in the municipal market.

* The Fund's performance was in line with the average return of its peer group.

* Tobacco-related bonds and transportation bonds contributed favorably to Fund results.

[Bar chart with heading "John Hancock High Yield Municipal Bond Fund." Under the heading is a note that reads "Fund performance for the year ended August 31, 2004." The chart is scaled in increments of 4% with 0% at the bottom and 8% at the top. The first bar represents the 7.41% total return for Class A. The second bar represents the 6.62% total return for Class B. The third bar represents the 6.61% total return for Class C. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested."]

YOUR FUND
AT A GLANCE

The Fund seeks a
high level of current
income that is
largely exempt from
federal income tax,
consistent with
preservation of
capital, by normally
investing at least
80% of its assets in
municipal bonds of
any maturity with
credit ratings from
A to BB/Ba and their
unrated equivalents.

Top 10 holdings

 8.1%   New York City Municipal Water Finance Auth.,  6-15-35, 1.260%
 4.1%   Foothill/Eastern Transportation Corridor Agency, 1-1-18, Zero
 3.1%   Homestead, City of, 11-1-18, 7.950%
 2.8%   Waterford, Township of, 1-1-39, 6.00%
 2.7%   Mass. Health and Educational Facilities Auth.,  12-15-31, 9.200%
 2.7%   San Bernardino, County of, 8-1-17, 5.500%
 2.6%   Western Generation Agency, 1-1-21, 7.125%
 2.4%   Foothill/Eastern Transportation Corridor Agency, 1-15-23, Zero
 2.3%   Hopewell Industrial Development Auth., 6-1-16, 8.250%
 2.3%   New Jersey Economic Development Auth., 11-1-23, 8.500%

As a percentage of net assets on August 31, 2004.

BY JAMES T. COLBY, III, AND DIANNE SALES, CFA, PORTFOLIO MANAGERS

MANAGERS'
REPORT

JOHN HANCOCK
High Yield Municipal Bond Fund

U.S. bonds, including municipal bonds, posted favorable returns for the year ended August 31, 2004. Most of the positive performance in the bond market occurred during the first half of the period. Despite evidence of a burgeoning economic recovery -- including the strongest quarter of U.S. economic growth in nearly 20 years -- bond prices rose and yields fell thanks to anemic job growth and the Federal Reserve's stable interest rate policy.

However, April brought the strongest monthly employment report in nearly four years, and job growth remained healthy in the subsequent two months. As a result, bond yields reversed course, rising to their highest levels in two years by the middle of June. The Fed followed with two short-term interest rate hikes in late June and August -- boosting the federal funds rate from 1% to 1.5% -- that were consistent with the Fed's stated plan to raise rates at a "measured" pace. This brought some comfort to the bond market, as did signs that economic growth was moderating. Consequently, yields declined during the last two months of the period, ending about where they began in early 2004.

"U.S. bonds, including
 municipal bonds, posted
 favorable returns for the year
 ended August 31, 2004."

Municipal bonds outperformed the broad taxable bond market during the one-year period, and high yield municipal bonds outdistanced their investment-grade counterparts. The strengthening economy led to improvements in credit quality, and lower-rated bonds benefited the most from this development. In addition, investors seeking to maximize yield in a relatively low interest rate environment increased their tolerance for risk, boosting demand for high yield bonds.

[Photos of James Colby and Dianne Sales flush right next to first paragraph.]

Fund performance

For the year ended August 31, 2004, John Hancock High Yield Municipal Bond Fund's Class A, Class B and Class C shares posted total returns of 7.41%, 6.62% and 6.61%, respectively, at net asset value. The average high yield municipal debt fund returned 7.43%, according to Lipper, Inc.,1 while the return of the Lehman Brothers Municipal Bond Index was 7.11%. Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance information.

Tobacco bonds enhance results

By a wide margin, the best performers in the portfolio were tobacco-related municipal bonds. These securities, which are backed by the proceeds from a legal settlement between 46 states and the major tobacco companies, often react sharply to court decisions on pending litigation, and the outcomes over the past year were generally positive.

"By a wide margin, the best
 performers in the portfolio were
 tobacco-related bonds."

Although litigation remains a risk, we believe that these bonds provide more than adequate compensation for this risk, and we intend to maintain a position in tobacco bonds.

Finding value in the high yield market

The key to success in the high yield segment of the municipal market is credit research and individual security selection. During the past year, a number of individual securities contributed significantly to portfolio performance. The best individual performer came from the transportation sector. Bonds backed by tolls from the Pocahontas Parkway in Virginia produced hefty returns for the portfolio during the one-year period. Revenues generated by the toll road had been disappointing, but the bonds rose sharply in value amid improved traffic and renewed expectations of higher revenues going forward.

Another portfolio holding that performed well illustrates the value of getting involved in the restructuring of securities that are at risk of default. We owned a development bond that financed a shopping

[Table at top left-hand side of page entitled "Top five industry groups 2." The first listing is Health 23%, the second is Transportation 14%, the third is Special tax 6%, the fourth is Pollution control 6% and the fifth is Industrial development 5%.]

mall parking garage in Newport-on-the-Levee, Kentucky. Although we had earned an attractive yield on the bond over the years, we were concerned that there was too much vacant retail space in the shopping center, and that the lack of demand could threaten the viability of the project. Accordingly, we worked with the company that developed the project and negotiated a deal to sell our stake at an attractive profit.

Reducing volatility

We made some effort over the past year to reduce the portfolio's interest rate sensitivity. As we've mentioned before, individual security selection in the high yield market is more important than investing in specific maturity sectors. Given the unique structure and characteristics of each bond in the portfolio, it's difficult to, for example, replace an attractive long-term bond with a comparable shorter-term security. Nonetheless, we were cognizant of the portfolio's interest rate exposure and attempted where possible to increase the overall stability of the portfolio.

[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 8-31-04." The chart is divided into three sections (from top to right): Revenue bonds 95%, General obligation bonds 4% and Other 1%.]

Outlook

The bond market faces a challenging environment. Despite recent evidence of moderating economic growth, we believe the underlying strength of the economy remains intact. The Fed is expected to continue raising short-term interest rates in the coming months, albeit at a gradual pace. These factors are likely to put upward pressure on bond yields going forward.

[Table at top of page entitled "Scorecard." The header for the left column is "Investment" and the header for the right column is "Period's performance...and what's behind the numbers." The first listing is Tobacco-related bonds followed by an up arrow with the phrase "Benefited from favorable litigation rulings." The second listing is Transportation bonds followed by an up arrow with the phrase "Emphasis on toll roads, limited exposure to airlines paid off."]

Nonetheless, our outlook for the municipal bond market is favorable. Long-term municipal bonds currently offer yields that are 90%--95% of Treasury bond yields -- a historically high percentage. As a result, municipal bonds are likely to hold up better than their taxable counterparts in a rising rate environment. In addition, we expect the rebound in tax revenues and credit quality to continue. This trend is particularly beneficial for the high yield segment of the municipal market, as it means that price appreciation could result from general credit improvement.

"... we expect the rebound in tax
 revenues and credit quality
 to continue."

Within the portfolio, we expect to continue our emphasis on credit research, seeking out the most attractive individual investments for inclusion in the portfolio.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. The managers' statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

See the Fund's prospectus for a discussion of the risks of investing in high yield bonds.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 Source: J.J. Kenny.

A LOOK AT
PERFORMANCE

For the period ended
August 31, 2004


                                           Class A      Class B      Class C
Inception date                            12-31-93      8-25-86       4-1-99

Average annual returns with maximum sales charge (POP)
One year                                      2.62%        1.62%        5.61%
Five years                                    3.33         3.21         3.52
Ten years                                     4.54         4.41           --
Since inception                                 --           --         2.72

Cumulative total returns with maximum sales charge (POP)
One year                                      2.62         1.62         5.61
Five years                                   17.80        17.13        18.88
Ten years                                    55.84        53.93           --
Since inception                                 --           --        15.67

SEC 30-day yield as of August 31, 2004
                                              5.23%        4.78%        4.73%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.50% and Class C shares of 1% (eliminated effective July 15, 2004), and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please note that a portion of the Fund's income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.

GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Lehman Brothers Municipal Bond Index.

                                          Lehman
                                        Brothers
             Cum Value    Cum Value    Municipal
               of $10K      of $10K         Bond
Plot Date     (No Load)     (W/Load)       Index
8-31-94        $10,000      $ 9,500      $10,000
9-30-94          9,835        9,389        9,853
2-28-95         10,269        9,803       10,281
8-31-95         10,928       10,433       10,886
2-29-96         11,499       10,978       11,416
8-31-96         11,285       10,774       11,457
2-28-97         11,768       11,235       12,045
8-31-97         12,222       11,668       12,516
2-28-98         12,959       12,372       13,146
8-31-98         13,359       12,754       13,598
2-28-99         13,552       12,938       13,954
8-31-99         13,228       12,628       13,676
2-29-00         12,951       12,364       13,644
8-31-00         13,392       12,785       14,587
2-28-01         13,862       13,234       15,350
8-31-01         14,581       13,921       16,079
2-28-02         14,434       13,780       16,399
8-31-02         14,809       14,138       17,083
2-28-03         15,001       14,321       17,657
8-31-03         15,200       14,511       17,619
2-29-04         16,157       15,425       18,768
8-31-04         16,323       15,584       18,871

[Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents the Lehman Brothers Municipal Bond Index and is equal to $18,871 as of August 31, 2004. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock High Yield Municipal Bond Fund, without sales charge (NAV), and is equal to $16,323 as of August 31, 2004. The third line represents the value of the same hypothetical investment made in the John Hancock High Yield Municipal Bond Fund, with maximum sales charge (POP), and is equal to $15,584 as of August 31, 2004.]

                                    Class B 1    Class C 1
Period beginning                    8-31-94       4-1-99
Without sales charge                $15,393      $11,567
With maximum sales charge            15,393       11,567
Index                                18,871       13,505

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, respectively, as of August 31, 2004. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Lehman Brothers Municipal Bond Index is an unmanaged index that includes municipal bonds and is commonly used as a measure of bond performance. It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

YOUR
EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

* Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

* Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund's actual ongoing operating expenses, and is based on your fund's actual return. It assumes an account value of $1,000.00 on February 29, 2004, with the same investment held until August 31, 2004.

Account value                                         Expenses paid
$1,000.00                   Ending value              during period
on 2-29-04                    on 8-31-04              ended 8-31-04 1

Class A                        $1,010.40                      $5.36
Class B                         1,006.70                       9.05
Class C                         1,006.60                       9.10

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2004 by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

| My account value  /                |    | "expenses paid"  |      My
|                  / $1,000.00 = 8.6 | X $|                  | =  actual
|    $8,600.00    /                  |    |    from table    |   expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund's ongoing operating expenses with those of any other fund. It provides an example of the Fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annual return before expenses (which is not your fund's actual return). It assumes an account value of $1,000.00 on February 29, 2004, with the same investment held until August 31, 2004. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value                                         Expenses paid
$1,000.00                   Ending value              during period
on 2-29-04                    on 8-31-04              ended 8-31-04 1

Class A                        $1,019.81                      $5.38
Class B                         1,016.12                       9.09
Class C                         1,016.07                       9.14

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 1.06%, 1.79% and 1.80% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365 or 366] (to reflect the one-half year period).

FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
August 31, 2004

This schedule has one main category, tax-exempt long-term bonds, which are broken down by state or territory. Under each state or territory is a list of securities owned by the Fund.


                                                            Interest  Maturity         Credit       Par value
State, issuer, description                                      rate  date             rating (A)        (000)           Value
Tax-exempt long-term bonds 98.47%                                                                                 $105,915,962
(Cost $104,107,611)

Alabama 0.99%                                                                                                        1,068,660
Camden Industrial Development Board,
Rev Ref Exempt Facil Weyerhaeuser
Ser 2003A                                                      6.125% 12-01-24            BBB            1,000       1,068,660

Alaska 1.09%                                                                                                         1,170,580
Anchorage, City of,
Rev Ice Rink (G)                                               6.375  01-01-20            AA             1,000       1,170,580

Arizona 0.90%                                                                                                          972,460
Peoria Industrial Development Auth,
Rev Ref Sierra Winds Life Ser 1999A (G)                        6.250  08-15-20            BB+            1,000         972,460

California 12.75%                                                                                                   13,716,710
ABAG Finance Authority for Nonprofit Corps,
Rev Cert of Part Nat'l Center for Int'l
Schools Proj (G)                                               7.375  05-01-18            BB+            1,000       1,053,620
Foothill/Eastern Transportation
Corridor Agency,
Rev Ref Toll Rd Cap Apprec                                      Zero  01-15-36            BBB-           4,000         611,040
Rev Ref Toll Rd Conv Cap Apprec

Step Coupon (5.850%, 07-15-09) (O)                              Zero  01-15-23            AAA            3,000       2,585,790
Rev Toll Rd Cap Apprec Sr Lien Ser 1995A                        Zero  01-01-18            AAA            7,950       4,369,320
Millbrae, City of,
Rev Magnolia of Milbrae Proj
Ser 1997A (G)                                                  7.375  09-01-27            BB             1,000       1,017,340
San Bernardino, County of,
Rev Ref Cert of Part Med Ctr Fin Proj                          5.500  08-01-17            AAA            2,500       2,846,500
San Diego County Water Auth,
Rev Ref Cert of Part Inverse Floater (P)                      10.198  04-23-08            AAA            1,000       1,233,100

See notes to
financial statements.


10


FINANCIAL STATEMENTS


                                                            Interest  Maturity         Credit       Par value
State, issuer, description                                      rate  date             rating (A)        (000)           Value
Colorado 2.97%                                                                                                      $3,192,737
E-470 Public Highway Auth,
Rev Cap Apprec Sr Ser 2000B                                     Zero  09-01-35            BBB-         $15,700       1,603,127
Northwest Parkway Public Highway Auth,
Rev 1st Tier Sub Ser 2001D                                     7.125% 06-15-41            BB+            1,500       1,589,610

Connecticut 1.44%                                                                                                    1,550,385
Connecticut Development Auth,
Rev Ref Poll Control Connecticut
Light & Pwr Ser 1                                              5.850  09-01-28            BBB            1,000       1,049,500
Mohegan Tribe Indians Gaming Auth,
Rev Pub Imp Priority Distribution                              5.125  01-01-23            BBB-             500         500,885

Delaware 0.97%                                                                                                       1,038,790
Charter MAC Equity Issuer Trust,
Preferred Tax Exempt Shares, Ser A-4                           6.000  04-30-19            A3             1,000       1,038,790

Florida 18.68%                                                                                                      20,086,703
Bonnet Creek Resort Community
Development District,
Rev Spec Assessment (G)                                        7.250  05-01-18            BB             1,445       1,510,906
Rev Spec Assessment (G)                                        7.375  05-01-34            BB             1,055       1,105,345
Capital Projects Finance Auth,
Rev Student Hsg Cap Projs Ln Prog
Ser 2000A (G)                                                  7.850  08-15-31            BBB-           2,000       2,031,560
Rev Student Hsg Cap Projs Ln Prog
Ser 2001G (G)                                                  9.125  10-01-11            BBB            1,970       1,912,634
Capital Trust Agency,
Rev Seminole Tribe Convention
Ser 2002A (G)                                                 10.000  10-01-33            BB             1,000       1,195,550
Rev Seminole Tribe Convention
Ser 2003A (G)                                                  8.950  10-01-33            BB             1,000       1,159,190
Crossings at Fleming Island
Community Development,
Rev Ref Spec Assessment Ser 2000C (G)                          7.100  05-01-30            BBB-           1,000       1,070,650
Grand Haven Community
Development District,
Rev Spec Assessment Ser 1997B (G)                              6.900  05-01-19            BB+              970         983,386
Homestead, City of,
Rev Ind'l Dev
Community Rehab Proj Ser 1993A (G)                             7.950  11-01-18            BB             3,290       3,312,635
Miami Beach Health Facilities Auth,
Rev Ref Hosp Mt Sinai Medical Ctr
Ser 2001A                                                      6.125  11-15-11            BB             1,360       1,400,827

See notes to
financial statements.


11

FINANCIAL STATEMENTS


                                                            Interest  Maturity         Credit       Par value
State, issuer, description                                      rate  date             rating (A)        (000)           Value
Florida (continued)
Midtown Miami Community
Development District,
Rev Spec Assessment Ser 2004A (G)                              6.000% 05-01-24            BB            $2,000      $2,039,460
Orlando Urban Community
Development District,
Rev Spec Assessment Cap Imp (G)                                6.000  05-01-20            BB+            1,055       1,071,511
Poinciana Community Development District,
Rev Spec Assessment Ser 2000A (G)                              7.125  05-01-31            BB+              505         534,133
Waterchase Community Development District,
Rev Cap Imp Ser 2001A (G)                                      6.700  05-01-32            BB               725         758,916

Illinois 4.06%                                                                                                       4,370,584
Bedford Park, City of,
Rev Ref Tax Increment
71st & Cicero Proj (G)                                         7.000  01-01-06            BBB-             240         244,944
Rev Ref Tax Increment
71st & Cicero Proj (G)                                         7.375  01-01-12            BBB-           1,000       1,060,600
Chicago, City of,
Gen Oblig Tax Increment Ser 2004B (G)                          6.750  06-01-22            BBB            2,000       2,026,840
Illinois Educational Facilities Auth,
Rev Student Hsg Edl Advancement
Fund Univ Ctr Proj                                             6.000  05-01-22            Baa2           1,000       1,038,200

Iowa 0.22%                                                                                                             239,102
Iowa Finance Auth,
Rev Ref Hlth Care Facil Care Initiatives
Proj (G)                                                       9.250  07-01-25            BB               200         239,102

Maryland 0.72%                                                                                                         778,305
Maryland Economic Development Corp,
Rev Student Hsg Sr Univ of Maryland
Ser 2003A                                                      5.625  10-01-23            Baa3             750         778,305

Massachusetts 7.14%                                                                                                  7,682,652
Massachusetts Development Finance Agency,
Rev Mass College of Pharmacy &
Allied Hlth Science                                            5.750  07-01-33            BBB            1,000       1,030,040
Rev Resource Recovery Ogden Haverhill
Proj Ser 1998B                                                 5.500  12-01-19            BBB            1,700       1,674,007
Massachusetts Health and Educational
Facilities Auth,
Rev Civic Investments Inc Ser 2002B (G)                        9.200  12-15-31            BB             2,500       2,876,125
Rev Jordan Hosp Ser 2003E                                      6.750  10-01-33            BBB-           1,000       1,044,040

See notes to
financial statements.


12

FINANCIAL STATEMENTS


                                                            Interest  Maturity         Credit       Par value
State, issuer, description                                      rate  date             rating (A)        (000)           Value
Massachusetts (continued)
Massachusetts Industrial Finance Agency,
Rev Assisted Living Facil
Newton Group Properties (G)                                    8.000% 09-01-27            BB            $1,000      $1,058,440

Michigan 4.25%                                                                                                       4,569,719
Midland County Economic
Development Corp,
Rev Ref Ltd Oblig Ser 2000A                                    6.875  07-23-09            BB-            1,500       1,541,940
Waterford, Township of,
Rev Ref Ltd Oblig Canterbury Hlth (G)                          6.000  01-01-39            BB-            3,610       3,027,779

Missouri 1.01%                                                                                                       1,080,940
Fenton, City of,
Rev Ref Tax Increment
Imp Gravois Bluffs                                             7.000  10-01-21            BBB+           1,000       1,080,940

Nevada 1.83%                                                                                                         1,973,110
Nevada Department of Business & Industry,
Rev Las Vegas Monorail Proj 2nd Tier (G)                       7.250  01-01-23            BB             1,000         995,350
Rev Las Vegas Monorail Proj 2nd Tier (G)                       7.375  01-01-40            BB             1,000         977,760

New Jersey 7.99%                                                                                                     8,588,960
Camden County Improvement Auth,
Rev Lease Holt Hauling & Warehousing
Ser 1996 (G)(H)                                                9.875  01-01-21            D              1,500         200,250
New Jersey Economic Development Auth,
Rev Ref Holt Hauling Proj Ser 1995J (G)(H)                     8.500  11-01-23            D              2,500       2,427,500
New Jersey Health Care Facilities
Financing Auth,
Rev Cap Health Sys Oblig Group
Ser 2003A                                                      5.750  07-01-23            BBB            1,000       1,054,410
Rev Care Institute Inc Cherry Hill Proj (G)                    8.000  07-01-27            BB-            2,000       2,049,340
Rev Ref St Peters Univ Hosp Ser 2000A                          6.875  07-01-30            BBB+           1,000       1,097,470
New Jersey Tobacco Settlement
Financing Corp,
Rev Asset Backed Bond                                          6.250  06-01-43            BBB            1,000         855,640
Rev Asset Backed Bond                                          6.375  06-01-32            BBB            1,000         904,350

New Mexico 1.91%                                                                                                     2,055,660
Farmington, City of,
Rev Ref Poll Control
El Paso Electric Co Proj Ser 2002A                             6.375  06-01-32            BBB-           2,000       2,055,660

New York 10.06%                                                                                                     10,816,225
New York City Municipal Water Finance Auth,
Rev Wtr & Swr Sys Ser 2000C (P)                                1.260  06-15-33            AA+              500         500,000
Rev Wtr & Swr Sys Ser F Subser F 2 (P)                         1.260  06-15-35            AA+            8,700       8,700,000

See notes to
financial statements.


13

FINANCIAL STATEMENTS


                                                            Interest  Maturity         Credit       Par value
State, issuer, description                                      rate  date             rating (A)        (000)           Value
New York (continued)
Suffolk County Industrial
Development Agency,
Rev Retirement
Facil Peconic Landing Ser 2000A (G)                            8.000% 10-01-30            BB+             $500        $524,145
Tobacco Settlement Financing Corp,
Rev Asset Backed Bond Ser C 1                                  5.500  06-01-18            AA-            1,000       1,092,080

Ohio 0.59%                                                                                                             635,070
Cleveland, City of,
Rev Airport Spec
Continental Airlines, Inc. Proj                                5.375  09-15-27            B-             1,000         635,070

Oregon 3.59%                                                                                                         3,861,086
Oregon State Housing & Community
Services Dept,
Rev Single Family Mtg Prog Ser 1999J                           5.750  07-01-29            Aa2            1,000       1,026,590
Western Generation Agency,
Rev Wauna
Cogeneration Proj Ser 1994A (G)                                7.125  01-01-21            BBB-           2,800       2,834,496

Rhode Island 2.34%                                                                                                   2,517,856
Providence Redevelopment Agency,
Rev Cert of Part Ser 1994A (G)                                 8.000  09-01-24            AA             2,015       2,053,285
Tiverton, Town of,
Rev Spec Oblig Tax
Mount Hope Bay Village Ser 2002 (G)                            6.875  05-01-22            BB               445         464,571

South Dakota 1.46%                                                                                                   1,574,668
South Dakota Educational Enhancement
Funding Corp,
Rev Tobacco Settlement
Asset Backed Bond Ser 2002B                                    6.500  06-01-32            BBB            1,750       1,574,668

Tennessee 1.09%                                                                                                      1,166,410
Johnson City Health & Educational
Facilities Board,
Rev Ref Hosp
1st Mtg Mtn States Hlth Ser 2000A                              7.500  07-01-33            BBB+           1,000       1,166,410

Texas 4.23%                                                                                                          4,551,801
Bexar County Health Facilities
Development Corp,
Rev Ref Army Retirement Residence Proj                         6.300  07-01-32            BBB-             150         156,312
Brazos River Auth,
Rev Ref Poll Control Texas Utilities Co                        7.700  04-01-33            BBB            1,000       1,166,800

See notes to
financial statements.


14

FINANCIAL STATEMENTS


                                                            Interest  Maturity         Credit       Par value
State, issuer, description                                      rate  date             rating (A)        (000)           Value
Texas (continued)
Gulf Coast Industrial Development Auth,
Rev Solid Waste Disposal Citgo
Petroleum Proj                                                 8.000% 04-01-28            Ba3           $2,100      $2,273,019
Metro Health Facilities Development Corp,
Rev Wilson N Jones Mem Hosp Proj                               7.250  01-01-31            B1             1,000         955,670

Utah 0.88%                                                                                                             947,046
Carbon, County of,
Rev Ref Sunnyside Cogeneration
Ser 1999A (G)                                                  7.100  08-15-23            BB               900         872,406
Rev Ref Sunnyside Cogeneration
Ser 1999B (G)                                                   Zero  08-15-24            BB               290          74,640

Virginia 3.52%                                                                                                       3,784,797
Hopewell Industrial Development Auth,
Rev Ref Stone Container Corp Proj (G)                          8.250  06-01-16            BB             2,400       2,432,616
Pocahontas Parkway Association,
Rev Toll Rd Cap Apprec 1st Tier Sub
Ser 1998C                                                       Zero  08-15-20            B1             4,000         701,880
Rev Toll Rd Cap Apprec 1st Tier Sub
Ser 1998C                                                       Zero  08-15-21            B1             4,100         650,301

Washington 1.79%                                                                                                     1,924,946
Washington Tobacco Settlement Auth,
Rev Asset Backed Bond                                          6.500  06-01-26            BBB            1,970       1,924,946


Total investments 98.47%                                                                                          $105,915,962

Other assets and liabilities, net 1.53%                                                                             $1,645,741

Total net assets 100.00%                                                                                          $107,561,703


(A) Credit ratings are unaudited and rated by Standard & Poor's where available, or Moody's Investors Service, unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(O) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(P) Represents rate in effect on August 31, 2004.

    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.

FINANCIAL STATEMENTS

PORTFOLIO
CONCENTRATION

August 31, 2004
(unaudited)

This table shows the
percentages of the
Fund's investments
aggregated by
various industries.

                                               Value as a percentage
Industry distribution                       of the Fund's net assets
General Obligation                                             3.78%
Revenue Bonds -- Economic Development                          5.35
Revenue Bonds -- Education                                     3.63
Revenue Bonds -- Electric                                      4.95
Revenue Bonds -- Health                                       23.05
Revenue Bonds -- Housing                                       3.67
Revenue Bonds -- Industrial Development                        5.37
Revenue Bonds -- Other                                        16.01
Revenue Bonds -- Pollution Control                             5.53
Revenue Bonds -- Special Tax                                   5.98
Revenue Bonds -- Tax Allocation                                2.22
Revenue Bonds -- Tobacco                                       3.64
Revenue Bonds -- Transportation                               13.68
Revenue Bonds -- Water & Sewer                                 1.61

Total tax-exempt long-term bonds                              98.47%


See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

August 31, 2004

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

Assets
Investments, at value (cost $104,107,611)                        $105,915,962
Cash                                                                  161,363
Receivable for investments sold                                     1,974,500
Receivable for shares sold                                                278
Interest receivable                                                 2,024,405
Other assets                                                           46,248

Total assets                                                      110,122,756
Liabilities
Payable for investments purchased                                   1,969,500
Payable for shares repurchased                                        415,946
Dividends payable                                                      12,884
Payable to affiliates
Management fees                                                        57,289
Distribution and service fees                                           7,874
Other                                                                   8,888
Other payables and accrued expenses                                    88,672

Total liabilities                                                   2,561,053

Net assets
Capital paid-in                                                   122,276,930
Accumulated net realized loss on investments                      (16,511,481)
Net unrealized appreciation of investments                          1,808,351
Distributions in excess of net investment income                      (12,097)

Net assets                                                       $107,561,703
Net asset value per share
Based on net asset values and shares outstanding --
the Fund has an unlimited number of shares
authorized with no par value
Class A ($68,685,965 [DIV] 8,302,483 shares)                            $8.27
Class B ($31,003,732 [DIV] 3,747,643 shares)                            $8.27
Class C ($7,872,006 [DIV] 951,536 shares)                               $8.27
Maximum offering price per share
Class A1 ($8.27 [DIV] 95.5%)                                            $8.66

1 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the year ended
August 31, 2004

This Statement
of Operations
summarizes the
Fund's investment
income earned and
expenses incurred
in operating the
Fund. It also shows
net gains (losses)
for the period
stated.

Investment income
Interest                                                           $7,633,112

Total investment income                                             7,633,112
Expenses
Investment management fees                                            682,392
Class A distribution and service fees                                 176,280
Class B distribution and service fees                                 349,344
Class C distribution and service fees                                  72,655
Transfer agent fees                                                    90,357
Professional fees                                                      43,640
Custodian fees                                                         38,334
Registration and filing fees                                           37,364
Accounting and legal services fees                                     31,610
Printing                                                               15,388
Miscellaneous                                                          11,438
Trustees' fees                                                          5,226

Total expenses                                                      1,554,028
Less expense reductions                                                (9,098)

Net expenses                                                        1,544,930

Net investment income                                               6,088,182
Realized and unrealized gain (loss)

Net realized loss on investments                                   (2,306,107)
Change in net unrealized appreciation (depreciation)
of investments                                                      3,994,411

Net realized and unrealized gain                                    1,688,304

Increase in net assets from operations                             $7,776,486

See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund's net assets
has changed
during the last
two  periods. The
 difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
any increase or
decrease in money
shareholders
invested in the
Fund.

                                                          Year          Year
                                                         ended         ended
                                                       8-31-03       8-31-04
Increase (decrease) in net assets
From operations

Net investment income                               $7,007,483    $6,088,182

Net realized loss                                   (2,086,797)   (2,306,107)
Change in net unrealized
appreciation (depreciation)                         (2,227,144)    3,994,411

Increase in net assets
resulting from operations                            2,693,542     7,776,486

Distributions to shareholders
From net investment income
Class A                                             (4,465,196)   (3,926,681)
Class B                                             (2,246,913)   (1,700,430)
Class C                                               (232,689)     (347,129)
                                                    (6,944,798)   (5,974,240)
From Fund share transactions                        (5,721,536)   (7,814,610)

Net assets
Beginning of period                                123,546,859   113,574,067

End of period 1                                   $113,574,067  $107,561,703

1 Includes distributions in excess of net investment income of $6,365 and $12,097, respectively.

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.


Period ended                                           8-31-00 1   8-31-01 1   8-31-02 1,2 8-31-03     8-31-04
Per share operating performance
Net asset value,
beginning of period                                      $9.03       $8.60       $8.82       $8.43       $8.14
Net investment income 3                                   0.53        0.52        0.53        0.51        0.47
Net realized and unrealized
gain (loss) on investments                               (0.43)       0.22       (0.40)      (0.29)       0.12
Total from
investment operations                                     0.10        0.74        0.13        0.22        0.59
Less distributions
From net investment income                               (0.53)      (0.52)      (0.52)      (0.51)      (0.46)
Net asset value, end of period                           $8.60       $8.82       $8.43       $8.14       $8.27
Total return 4,5 (%)                                      1.24        8.88        1.56        2.63        7.41
Ratios and supplemental data
Net assets,
end of period (in millions)                                $47         $59         $74         $71         $69
Ratio of expenses
to average net assets (%)                                 1.05        1.05        1.08        1.09        1.09
Ratio of adjusted expenses
to average net assets 6 (%)                               1.08        1.08        1.09        1.11        1.10
Ratio of net investment income
to average net assets (%)                                 6.08        6.00        6.26        6.16        5.67
Portfolio turnover (%)                                      31          49          52          35          57

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS B SHARES


Period ended                                           8-31-00 1   8-31-01 1   8-31-02 1,2 8-31-03     8-31-04
Per share operating performance
Net asset value,
beginning of period                                      $9.03       $8.60       $8.82       $8.43       $8.14
Net investment income 3                                   0.46        0.46        0.46        0.45        0.41
Net realized and unrealized
gain (loss) on investments                               (0.43)       0.22       (0.40)      (0.30)       0.12
Total from
investment operations                                     0.03        0.68        0.06        0.15        0.53
Less distributions
From net investment income                               (0.46)      (0.46)      (0.45)      (0.44)      (0.40)
Net asset value, end of period                           $8.60       $8.82       $8.43       $8.14       $8.27
Total return 4,5 (%)                                      0.49        8.12        0.81        1.87        6.62
Ratios and supplemental data
Net assets,
end of period (in millions)                                $81         $65         $46         $37         $31
Ratio of expenses
to average net assets (%)                                 1.79        1.76        1.83        1.84        1.83
Ratio of adjusted expenses
to average net assets 6 (%)                               1.82        1.79        1.84        1.86        1.84
Ratio of net investment income
to average net assets (%)                                 5.34        5.30        5.51        5.41        4.93
Portfolio turnover (%)                                      31          49          52          35          57

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS C SHARES


Period ended                                           8-31-00 1   8-31-01 1   8-31-02 1,2 8-31-03     8-31-04
Per share operating performance
Net asset value,
beginning of period                                      $9.03       $8.60       $8.82       $8.43       $8.14
Net investment income 3                                   0.46        0.45        0.46        0.44        0.40
Net realized and unrealized
gain (loss) on investments                               (0.43)       0.22       (0.40)      (0.29)       0.13
Total from
investment operations                                     0.03        0.67        0.06        0.15        0.53
Less distributions
From net investment income                               (0.46)      (0.45)      (0.45)      (0.44)      (0.40)
Net asset value, end of period                           $8.60       $8.82       $8.43       $8.14       $8.27
Total return 4,5 (%)                                      0.48        8.07        0.81        1.87        6.61
Ratios and supplemental data
Net assets,
end of period (in millions)                                 $1          $2          $4          $6          $8
Ratio of expenses
to average net assets (%)                                 1.80        1.80        1.83        1.84        1.83
Ratio of adjusted expenses
to average net assets 6 (%)                               1.83        1.83        1.84        1.86        1.84
Ratio of net investment income
to average net assets (%)                                 5.33        5.25        5.51        5.38        4.88
Portfolio turnover (%)                                      31          49          52          35          57

1 Audited by previous auditor.

2 As required, effective 9-1-01 the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended 8-31-02 was to increase net investment income per share by $0.01, increase net realized and unrealized losses per share by $0.01 and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 6.17%, 5.42% and 5.42% for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for periods prior to 9-1-01 have not been restated to reflect this change in presentation.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Does not take into consideration expense reductions during the periods shown.

See notes to
financial statements.

NOTES TO
STATEMENTS

NOTE A
Accounting policies

John Hancock High Yield Municipal Bond Fund (the "Fund") is a non-diversified series of John Hancock Tax-Free Bond Trust, an open-end management investment company registered under the Investment Company Act of 1940. (The Fund was diversified prior to September 7, 2004.) The investment objective of the Fund is to seek a high level of current income that is largely exempt from federal income tax, consistent with preservation of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Discount and premium on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consider- ation, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by John Hancock Advisers, LLC (the "Adviser"), in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. The Adviser is a wholly owned subsidiary of John Hancock Financial Services, Inc. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended August 31, 2004.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $14,098,858 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: August 31, 2005 -- $716,668, August 31, 2006 -- $3,041,181, August 31, 2008 -- $3,756,798,
August 31, 2010 -- $1,227,272, August 31, 2011 -- $2,540,698 and August
31, 2012 -- $2,816,241. Net capital losses of $2,342,217 that are attributable to security transactions incurred after October 31, 2003, are treated as arising on September 1, 2004, the first day of the Fund's next taxable year.

Interest and distributions

Interest income on investment securities is recorded on the accrual basis. The Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of interest has become doubtful.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. The Fund's net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. During the year ended August 31, 2003, the tax character of distributions paid was as follows: ordinary income $5,905 and $6,938,893 of exempt income. During the year ended August 31, 2004, the tax character of distributions paid was as follows: ordinary income $17,345 and $5,956,895 of exempt income. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of August 31, 2004, the components of distributable earnings on a tax basis included $28,630 of undistributed exempt income. Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.625% of the first $75,000,000 of the Fund's average daily net asset value, (b) 0.5625% of the next $75,000,000 and (c) 0.50% of the Fund's average daily net asset value in excess of $150,000,000.

The Fund has an agreement with its custodian bank under which custody fees are reduced by balance credits applied during the period. Accordingly, the expense reductions related to custody fee offsets amounted to $9,098, or 0.01% of the Fund's average daily net asset value for the year ended August 31, 2004. If the Fund had not entered into this agreement, the assets not invested, on which these balance credits were earned, could have produced taxable income.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the year ended August 31, 2004, JH Funds received net up-front sales charges of $70,706 with regard to sales of Class A shares. Of this amount, $8,658 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $59,299 was paid as sales commissions to unrelated broker-dealers and $2,749 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insur ance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. Prior to July 15, 2004, Class C shares were assessed up-front sales charges. During the year ended August 31, 2004, JH Funds received net up-front sales charges of $32,143 with regard to sales of Class C shares. Of this amount, $31,993 was paid as sales commissions to unrelated broker-dealers and $150 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended August 31, 2004, CDSCs received by JH Funds amounted to $68,839 for Class B shares and $2,954 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee at an annual rate of 0.01% of Class A, Class B and Class C average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. Signature Services agreed to voluntarily reduce the Fund's asset-based portion of the transfer agent fee if the total transfer agent fee exceeds the Lipper, Inc. median transfer agency fee for comparable mutual funds by 0.05%. There were no transfer agent fee reductions during the year ended August 31, 2004. Signature Services reserves the right to terminate this limitation at any time.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year amounted to $31,610. The Fund also paid the Adviser the amount of $1,121 for certain publishing services, included in the printing fees.

Mr. James A. Shepherdson is a director and/or officer of the Adviser and/or its affiliates, as well as Trustee of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.

                               Year ended 8-31-03          Year ended 8-31-04
                            Shares         Amount       Shares         Amount

Class A shares
Sold                     1,335,739    $11,050,707    1,445,419    $11,968,985
Distributions reinvested   246,327      2,037,245      225,171      1,857,861
Repurchased             (1,605,674)   (13,304,499)  (2,109,829)   (17,401,294)
Net decrease               (23,608)     ($216,547)    (439,239)   ($3,574,448)

Class B shares
Sold                       649,609     $5,384,777      530,994     $4,390,478
Distributions reinvested   128,302      1,061,677       99,226        818,918
Repurchased             (1,704,606)   (14,083,524)  (1,408,670)   (11,614,105)
Net decrease              (926,695)   ($7,637,070)    (778,450)   ($6,404,709)

Class C shares
Sold                       346,312     $2,867,069      474,756     $3,921,777
Distributions reinvested    14,996        123,883       21,853        180,224
Repurchased               (103,457)      (858,871)    (236,547)    (1,937,454)
Net increase               257,851     $2,132,081      260,062     $2,164,547
Net decrease              (692,452)   ($5,721,536)    (957,627)   ($7,814,610)


Note D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended August 31, 2004, aggregated $62,619,508 and $68,899,969, respectively.

The cost of investments owned on August 31, 2004 including short-term investments, for federal income tax purposes, was $103,885,955. Gross unrealized appreciation and depreciation of investments aggregated $6,522,430 and $4,492,423, respectively, resulting in net unrealized appreciation of $2,030,007. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the accretion of discounts on debt securities.

Note E
Reclassification
of accounts

During the year ended August 31, 2004, the Fund reclassified amounts to reflect a decrease in accumulated net realized loss on investments of $3,357,786, an increase in distribution in excess of net investment income of $119,674 and a decrease in capital paid-in of $3,238,112. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of August 31, 2004. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, book and tax differences in accounting for deferred compensation, accretion of discount tax adjustment and expiring capital loss carryover. The calculation of net investment income per share in the Fund's Financial Highlights excludes these adjustments.

Note F
Shareholder meeting (unaudited)

On August 25, 2004, at the Special Meeting of Shareholders of the Fund, the shareholders approved certain changes to fundamental investment restrictions of the Fund, effective September 7, 2004. Proxies covering 7,174,063 shares of beneficial interest were voted at the meeting, with the votes tabulated as follows:

                                                  FOR      AGAINST     ABSTAIN

ITEM 1(a): To amend the Fund's fundamental
restriction on borrowing.                      6,401,013   530,031     243,019

ITEM 1(b): To eliminate the Fund's
fundamental restriction on pledging of
assets.                                        6,280,935   659,188     233,940

ITEM 1(c): To eliminate the Fund's
fundamental restriction on
diversification.                               6,368,239   584,488     221,336

ITEM 1(d): To eliminate the Fund's investment
restriction on Trustee and Officer
ownership.                                     6,324,619   580,470     268,974

ITEM 1(e): To amend and reclassify the Fund's
fundamental restriction on restricted and
illiquid securities.                           6,310,872   610,408     252,783

ITEM 1(f): To amend the Fund's fundamental
restriction on commodities and
derivatives.                                   6,339,590   602,148     232,325

ITEM 1(g): To amend and reclassify the Fund's
fundamental restriction on margin and short
sales.                                         6,408,202   532,532     233,329

ITEM 1(h): To amend the Fund's fundamental
investment restriction on
loans.                                         6,282,162   656,738     235,163

ITEM 1(i): To amend the Fund's fundamental
investment restriction on industry
concentration.                                 6,408,468   461,119     304,476

ITEM 1(j): To eliminate the Fund's
fundamental restriction on investing in new
issuers.                                       6,447,242   481,843     244,978

ITEM 1(k): To amend and reclassify the Fund's
fundamental restriction on investing for
control or management.                         6,431,223   532,988     209,852

AUDITORS'
REPORT

Report of Deloitte
& Touche LLP,
Independent
Registered Public
Accounting Firm

To the Board of Trustees of the John Hancock Tax-Free Bond Trust and Shareholders of John Hancock High Yield Municipal Bond Fund,

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of John Hancock High Yield Municipal Bond Fund (the "Fund") as of August 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for the years ended August 31, 2004 and 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the three-year period ended August 31, 2002, were audited by other auditors whose report dated October 4, 2002, expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at August 31, 2004, by correspondence with the custodian and brokers; or where replies from brokers were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of August 31, 2004, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 8, 2004

TAX INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended August 31, 2004.

None of the 2004 income dividends qualify for the corporate dividends-received deduction. Shareholders who are not subject to the alternative minimum tax received income dividends that are 99.71% tax-exempt. The percentage of income dividends from the Fund subject to the alternative minimum tax is 12.21%. None of the income dividends were derived from U.S. Treasury Bills.

For specific information on exception provisions in your state, consult your local state tax officer or your tax adviser. Shareholders will be mailed a 2004 U.S. Treasury Department Form 1099-DIV in January 2005. This will reflect the total of all distributions that are taxable for calendar year 2004.

TRUSTEES
& OFFICERS

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.


Independent Trustees

Name, age                                                                                                       Number of
Position(s) held with Fund                                                               Trustee                John Hancock
Principal occupation(s) and other                                                        of Fund                funds overseen
directorships during past 5 years                                                          since 1              by Trustee
Charles L. Ladner,2 Born: 1938                                                              1994                48
Independent Chairman (since 2004); Chairman and Trustee, Dunwoody
Village, Inc. (retirement services) (until 2003); Senior Vice President and
Chief Financial Officer, UGI Corporation (Public Utility Holding Company)
(retired 1998); Vice President and Director for AmeriGas, Inc. (retired
1998); Director of AmeriGas Partners, L.P. (until 1997) (gas distribution);
Director, EnergyNorth, Inc. (until 1995); Director, Parks and History
Association (since 2001).

James F. Carlin, Born: 1940                                                                 1994                28
Director and Treasurer, Alpha Analytical Inc. (analytical laboratory) (since
1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since
1995); Part Owner and Vice President, Mone Lawrence Carlin Insurance
Agency, Inc. (since 1996); Director and Treasurer, Rizzo Associates (until 2000);
Chairman and CEO, Carlin Consolidated, Inc. (management/investments)
(since 1987); Director and Partner, Proctor Carlin & Co., Inc. (until 1999); Trustee,
Massachusetts Health and Education Tax Exempt Trust (since 1993); Director of the following: Uno Restaurant Corp. (until 2001), Arbella Mutual (insurance)
(until 2000), HealthPlan Services, Inc. (until 1999), Flagship Healthcare, Inc.
(until 1999), Carlin Insurance Agency, Inc. (until 1999); Chairman,
Massachusetts Board of Higher Education (until 1999).

William H. Cunningham, Born: 1944                                                           1987                28
Former Chancellor, University of Texas System and former President of the
University of Texas, Austin, Texas; Chairman and CEO, IBT Technologies
(until 2001); Director of the following: The University of Texas Investment
Management Company (until 2000), Hire.com (until 2004), STC Broadcasting,
Inc. and Sunrise Television Corp. (electronic manufacturing) (until 2001),
Symtx, Inc. (since 2001), Adorno/Rogers Technology, Inc. (until 2004),
Pinnacle Foods Corporation (until 2003), rateGenius (Internet service)
(until 2003), Jefferson-Pilot Corporation (diversified life insurance company)
(since 1985), New Century Equity Holdings (formerly Billing Concepts)
(until 2001), eCertain (until 2001), ClassMap.com (until 2001), Agile
Ventures (until 2001), LBJ Foundation (until 2000), Golfsmith International,
Inc. (until 2000), Metamor Worldwide (until 2000), AskRed.com (until 2001),
Southwest Airlines (since 2000) and Introgen (since 2000); Advisory Director,



31


Independent Trustees (continued)

Name, age                                                                                                       Number of
Position(s) held with Fund                                                               Trustee                John Hancock
Principal occupation(s) and other                                                        of Fund                funds overseen
directorships during past 5 years                                                          since 1               by Trustee
William H. Cunningham, Born: 1944 (continued)                                               1987                28
Q Investments (until 2003); Advisory Director, Chase Bank (formerly Texas
Commerce Bank -- Austin) (since 1988), LIN Television (since 2002), WilTel
Communications (until 2003) and Hayes Lemmerz International, Inc.
(diversified automotive parts supply company) (since 2003).

Ronald R. Dion, Born: 1946                                                                  1998                28
Chairman and Chief Executive Officer, R.M. Bradley & Co., Inc.; Director,
The New England Council and Massachusetts Roundtable; Trustee, North
Shore Medical Center; Director, Boston Stock Exchange; Director, BJ's
Wholesale Club, Inc. and a corporator of the Eastern Bank; Trustee,
Emmanuel College.

Steven Pruchansky, Born: 1944                                                               1994                28
Chairman and Chief Executive Officer, Greenscapes of Southwest
Florida, Inc. (since 2000); Director and President, Greenscapes of
Southwest Florida, Inc. (until 2000); Managing Director, JonJames, LLC
(real estate) (since 2001); Director, First Signature Bank & Trust Company
(until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell
Building Corp. (until 1991).

Norman H. Smith, Born: 1933                                                                 1994                28
Lieutenant General, United States Marine Corps; Deputy Chief of Staff for
Manpower and Reserve Affairs, Headquarters Marine Corps; Commanding
General III Marine Expeditionary Force/3rd Marine Division (retired 1991).

John P. Toolan,2 Born: 1930                                                                 1994                28
Director, The Smith Barney Muni Bond Funds, The Smith Barney Tax-Free
Money Funds, Inc., Vantage Money Market Funds (mutual funds), The
Inefficient-Market Fund, Inc. (closed-end investment company); Chairman,
Smith Barney Trust Company of Florida (retired 1991); Director, Smith
Barney, Inc., Mutual Management Company and Smith Barney Advisers, Inc.
(investment advisers) (retired 1991); Senior Executive Vice President, Director and member of the Executive Committee, Smith Barney, Harris Upham & Co.,
Incorporated (investment bankers) (until 1991).


32


Non-Independent Trustees 3

Name, age                                                                                                       Number of
Position(s) held with Fund                                                               Trustee                John Hancock
Principal occupation(s) and other                                                        of Fund                funds overseen
directorships during past 5 years                                                          since 1              by Trustee
James A. Shepherdson, Born: 1952                                                            2004                48
President and Chief Executive Officer
Executive Vice President, Manulife Financial Corporation; Chairman,
Director, President and Chief Executive Officer, John Hancock Advisers,
LLC and The Berkeley Group; Chairman, Director, President and Chief
Executive Officer, John Hancock Funds, LLC; Chairman, President,
Director and Chief Executive Officer, Sovereign Asset Management
Corporation ("SAMCorp"); President, John Hancock Retirement
Services, John Hancock Life Insurance Company (until 2004); Chairman,
Essex Corporation (until 2004); Co-Chief Executive Officer, MetLife
Investors Group (until 2003); Senior Vice President, AXA/Equitable
Insurance Company (until 2000).


Principal officers who are not Trustees

Name, age
Position(s) held with Fund                                                                                      Officer
Principal occupation(s) and                                                                                     of Fund
directorships during past 5 years                                                                               since
Richard A. Brown, Born: 1949                                                                                    2001
Senior Vice President and Chief Financial Officer
Senior Vice President, Chief Financial Officer and Treasurer, the Adviser, John Hancock
Funds and The Berkeley Group; Second Vice President and Senior Associate Controller,
Corporate Tax Department, John Hancock Financial Services, Inc. (until 2001).

William H. King, Born: 1952                                                                                     1994
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice President and Treasurer of each of the John Hancock funds; Assistant Treasurer of each of the John Hancock funds (until 2001).

Susan S. Newton, Born: 1950                                                                                     1994
Senior Vice President, Secretary and Chief Legal Officer
Senior Vice President, Secretary and Chief Legal Officer, SAMCorp., the Adviser and each of the John Hancock funds, John Hancock Funds and The Berkeley Group; Vice President,
Signature Services (until 2000); Director, Senior Vice President and Secretary, NM Capital.


The business address for all Trustees and Officers is 101 Huntington Avenue, Boston, Massachusetts 02199.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Non-independent Trustees hold positions with the Fund's investment adviser, underwriter and certain other affiliates.

OUR FAMILY
OF FUNDS

------------------------------------------------------------
Equity                    Balanced Fund
                          Classic Value Fund
                          Core Equity Fund
                          Focused Equity Fund
                          Growth Trends Fund
                          International Fund
                          Large Cap Equity Fund
                          Large Cap Growth Fund
                          Large Cap Select Fund
                          Mid Cap Growth Fund
                          Multi Cap Growth Fund
                          Small Cap Equity Fund
                          Small Cap Growth Fund
                          Sovereign Investors Fund
                          U.S. Global Leaders Growth Fund

------------------------------------------------------------
Sector                    Biotechnology Fund
                          Financial Industries Fund
                          Health Sciences Fund
                          Real Estate Fund
                          Regional Bank Fund
                          Technology Fund

------------------------------------------------------------
Income                    Bond Fund
                          Government Income Fund
                          High Income Fund
                          High Yield Fund
                          Investment Grade Bond Fund
                          Strategic Income Fund

------------------------------------------------------------
Tax-Free Income           California Tax-Free Income Fund
                          High Yield Municipal Bond Fund
                          Massachusetts Tax-Free Income Fund
                          New York Tax-Free Income Fund
                          Tax-Free Bond Fund

------------------------------------------------------------
Money Market              Money Market Fund
                          U.S. Government Cash Reserve


A fund's investment objectives, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit our Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

ELECTRONIC
DELIVERY

Now available from
John Hancock Funds

Instead of sending annual and semiannual reports and prospectuses through the U.S. mail, we'll notify you by e-mail when these documents are available for online viewing.

How does electronic delivery benefit you?

* No more waiting for the mail to arrive; you'll receive an e-mail notification as soon as the document is ready for online viewing.

* Reduces the amount of paper mail you receive from John Hancock Funds.

* Reduces costs associated with printing and mailing.

Sign up for electronic delivery today at www.jhancock.com/funds/edelivery

OUR WEB SITE

A wealth of information--
www.jhfunds.com

View the latest information for your account.
------------------------------------------------
Transfer money from one account to another.
------------------------------------------------
Get current quotes for major market indexes.
------------------------------------------------
Use our online calculators to help you with your financial goals.
------------------------------------------------
Get up-to-date commentary from John Hancock Funds investment experts.
------------------------------------------------
Access forms, applications and tax information.

For more information

The Fund's proxy voting policies, procedures and records are available without charge, upon request:

By phone            On the Fund's Web site     On the SEC's Web site

1-800-225-5291      www.jhfunds.com/proxy      www.sec.gov

Investment adviser

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, MA 02199-7603

Principal distributor

John Hancock Funds, LLC
101 Huntington Avenue
Boston, MA 02199-7603

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent

John Hancock Signature
Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel

Wilmer Cutler Pickering
Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

Independent registered public accounting firm

Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022

How to contact us

Internet           www.jhfunds.com

Mail               Regular mail:              Express mail:
                   John Hancock               John Hancock
                   Signature Services, Inc.   Signature Services, Inc.
                   1 John Hancock Way,        Mutual Fund Image Operations
                   Suite 1000                 529 Main Street
                   Boston, MA 02217-1000      Charlestown, MA 02129

Phone              Customer service
                   representatives            1-800-225-5291
                   24-hour automated
                   information                1-800-338-8080
                   TDD line                   1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarte r on our Web site, or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission's Web site, www.sec.gov.

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhancock.com/funds/edelivery

This report is for the information of
the shareholders of the John Hancock
High Yield Municipal Bond Fund.


5900A        8/04
            10/04

ITEM 2.  CODE OF ETHICS.

As of the end of the period, August 31, 2004, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Senior Financial Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Charles L. Ladner is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees
The aggregate fees billed for professional services rendered by the principal accountant(s) for the audit of the registrant's annual financial statements or services that are normally provided by the accountant(s) in connection with statutory and regulatory filings or engagements amounted to $63,250 for the fiscal year ended August 31, 2003 (broken out as follows:
John Hancock High Yield Municipal Bond Fund - $30,200 and John Hancock Tax-Free Bond Fund - $33,050) and $66,500 for the fiscal year ended August 31, 2004 (broken out as follows: John Hancock High Yield Municipal Bond Fund - $31,750 and John Hancock Tax-Free Bond Fund - $34,750). These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services
There were no audit-related fees during the fiscal year ended August 31, 2003 and fiscal year ended August 31, 2004 billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates").

(c) Tax Fees
The aggregate fees billed for professional services rendered by the principal accountant(s) for the tax compliance, tax advice and tax planning ("tax fees") amounted to $4,200 for the fiscal year ended August 31, 2003 (broken out as follows: John Hancock High Yield Municipal Bond Fund - $2,100 and John Hancock Tax-Free Bond Fund - $2,100) and $4,500 for the fiscal year ended August 31, 2004 (broken out as follows: John Hancock High Yield Municipal Bond Fund - $2,250 and John Hancock Tax-Free Bond Fund - $2,250). The nature of the services comprising the tax fees was the review of the registrant's income tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee. There were no tax fees billed to the control affiliates.

(d) All Other Fees
There were no other fees during the fiscal year ended August 31, 2003 and fiscal year ended August 31, 2004 billed to the registrant or to the control affiliates.

(e) (1) See attachment "Approval of Audit, Audit-related, Tax and Other Services", with the audit committee pre-approval policies and procedures.

(e)(2) There were no fees that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended August 31, 2003 and August 31, 2004 on behalf of the registrant or on behalf of the control affiliates that relate directly to the operations and financial reporting of the registrant.

(f) According to the registrant's principal accountant, for the fiscal year ended August 31, 2004, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates for each of the last two fiscal years of the registrant were $151,800 for the fiscal year ended August 31, 2003 and $4,500 for the fiscal year ended August 31, 2004.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds - Administration Committee Charter.

ITEM 10.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Approval of Audit, Audit-related, Tax and Other Services is attached.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Free Bond Trust


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    October 25, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:   October 25, 2004

By:
    -----------------------
    Richard A. Brown
    Senior Vice President and Chief Financial Officer

Date:   October 25, 2004